ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Shares	Value
Common Stocks (98.96%)
Aerospace & Defense (0.18%)
Axon Enterprise Inc.(a)	1,500	$ 441,360
Lockheed Martin Corp.	29,200	13,639,320
		14,080,680
Apparel & Textile Products (0.14%)
Carter's Inc.	36,000	2,230,920
Tapestry Inc.	196,300	8,399,677
VF Corp.	100	1,350
		10,631,947
Asset Management (0.30%)
Blue Owl Capital Inc.	121,800	2,161,950
Charles Schwab Corp., The	100	7,369
Franklin Resources Inc.	100	2,235
Invesco Ltd.	618,100	9,246,776
Janus Henderson Group PLC	75,500	2,545,105
Voya Financial Inc.	131,600	9,363,340
		23,326,775
Automotive (0.36%)
Tesla Inc.(a)	143,100	28,316,628
Banking (1.92%)
Bank of America Corp.	51,500	2,048,155
Citigroup Inc.	36,000	2,284,560
Citizens Financial Group Inc.	100	3,603
Comerica Inc.	178,200	9,095,328
Cullen/Frost Bankers Inc.	11,100	1,128,093
Fifth Third Bancorp	12,000	437,880
Huntington Bancshares Inc.	100	1,318
JPMorgan Chase & Co.	170,900	34,566,234
KeyCorp	103,600	1,472,156
M&T Bank Corp.	62,000	9,384,320
Regions Financial Corp.	100	2,004
Truist Financial Corp.	100	3,885
US Bancorp	100	3,970
Wells Fargo & Co.	1,496,000	88,847,440
Zions Bancorp NA	100	4,337
		149,283,283
Beverages (1.53%)
Coca-Cola Co., The	819,200	52,142,080
PepsiCo Inc.	405,700	66,912,101
		119,054,181
Biotechnology & Pharmaceuticals (13.67%)
AbbVie Inc.	621,800	106,651,136
Amgen Inc.	107,885	33,708,668
Bristol-Myers Squibb Co.	3,600	149,508
Eli Lilly & Co.	384,400	348,028,072
Gilead Sciences Inc.	141,200	9,687,732
Johnson & Johnson	2,303,620	336,697,099
Merck & Co. Inc.	94,250	11,668,150
Moderna Inc.(a)	100	11,875
Pfizer Inc.	2,183,432	61,092,427
Regeneron Pharmaceuticals Inc.(a)	15,500	16,290,965
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Vertex Pharmaceuticals Inc.(a)	32,200	$ 15,092,784
Zoetis Inc.	705,396	122,287,451
		1,061,365,867
Cable & Satellite (0.04%)
Comcast Corp., Class A	84,300	3,301,188
Chemicals (4.04%)
Air Products and Chemicals Inc.	829,800	214,129,890
Avery Dennison Corp.	60,500	13,228,325
Ecolab Inc.	31,400	7,473,200
International Flavors & Fragrances Inc.	524,541	49,941,549
Linde PLC	66,000	28,961,460
		313,734,424
Commercial Support Services (1.02%)
Automatic Data Processing Inc.	109,900	26,232,031
Cintas Corp.	20,100	14,075,226
H&R Block Inc.	547,700	29,701,771
Paychex Inc.	74,900	8,880,144
		78,889,172
Construction Materials (3.21%)
Vulcan Materials Co.	1,001,100	248,953,548
Consumer Services (0.15%)
Grand Canyon Education Inc.(a)	84,000	11,752,440
Containers & Packaging (0.81%)
AptarGroup Inc.	409,497	57,661,273
Packaging Corp of America	27,000	4,929,120
		62,590,393
Diversified Industrials (2.57%)
3M Co.	91,900	9,391,261
Emerson Electric Co.	126,400	13,924,224
Honeywell International Inc.	101,500	21,674,310
Illinois Tool Works Inc.	652,300	154,569,008
		199,558,803
E-Commerce Discretionary (1.52%)
Amazon.com Inc.(a)	610,500	117,979,125
eBay Inc.	100	5,372
Etsy Inc.(a)	100	5,898
		117,990,395
Electric Utilities (0.77%)
AES Corp., The	100	1,757
Consolidated Edison Inc.	78,100	6,983,702
Constellation Energy Corp.	11,200	2,243,024
Duke Energy Corp.	111,600	11,185,668
Evergy Inc.	44,300	2,346,571
OGE Energy Corp.	339,800	12,130,860

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Public Service Enterprise Group Inc.	170,900	$ 12,595,330
Southern Co., The	156,800	12,162,976
		59,649,888
Electrical Equipment (0.17%)
AMETEK Inc.	7,400	1,233,654
Generac Holdings Inc.(a)	100	13,222
Otis Worldwide Corp.	123,000	11,839,980
		13,086,856
Entertainment Content (3.77%)
Electronic Arts Inc.	84,300	11,745,519
Netflix Inc.(a)	68,200	46,026,816
Paramount Global, Class B	100	1,039
Walt Disney Co., The	2,368,540	235,172,337
Warner Bros Discovery Inc.(a)	100	744
		292,946,455
Food (0.99%)
General Mills Inc.	89,300	5,649,118
Kellanova	179,400	10,347,792
McCormick & Co. Inc.	856,600	60,767,204
WK Kellogg Co.	11,250	185,175
		76,949,289
Gas & Water Utilities (0.19%)
National Fuel Gas Co.	30,200	1,636,538
UGI Corp.	563,283	12,899,181
		14,535,719
Health Care Facilities & Services (1.00%)
Cardinal Health Inc.	88,800	8,730,816
Chemed Corp.	18,700	10,146,246
Cigna Group, The	11,200	3,702,384
Elevance Health Inc.	26,600	14,413,476
Encompass Health Corp.	34,800	2,985,492
ICON PLC(a)	24,900	7,805,403
Labcorp Holdings Inc.	49,300	10,033,043
McKesson Corp.	22,100	12,907,284
UnitedHealth Group Inc.	14,100	7,180,566
		77,904,710
Home & Office Products (1.09%)
HNI Corp.	1,439,200	64,792,784
Leggett & Platt Inc.	277,914	3,184,894
Scotts Miracle-Gro Co., The	255,800	16,642,348
		84,620,026
Household Products (2.23%)
Colgate-Palmolive Co.	367,600	35,671,904
Kenvue Inc.	1,427,196	25,946,423
Procter & Gamble Co., The	674,755	111,280,595
		172,898,922
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (0.39%)
Cboe Global Markets Inc.	100	$ 17,006
CME Group Inc.	40,400	7,942,640
Goldman Sachs Group Inc., The	3,500	1,583,120
Intercontinental Exchange Inc.	95,500	13,072,995
Jefferies Financial Group Inc.	99,300	4,941,168
Morgan Stanley	7,200	699,768
Northern Trust Corp.	20,600	1,729,988
		29,986,685
Insurance (1.04%)
Allstate Corp., The	28,700	4,582,242
Assurant Inc.	71,500	11,886,875
Berkshire Hathaway Inc., Class B(a)	6,500	2,644,200
Equitable Holdings Inc.	245,800	10,043,388
Hartford Financial Services Group Inc., The	85,600	8,606,224
Lincoln National Corp.	475,500	14,788,050
Loews Corp.	138,000	10,314,120
Old Republic International Corp.	184,700	5,707,230
Willis Towers Watson PLC	47,200	12,373,008
		80,945,337
Internet Media & Services (5.20%)
Airbnb Inc., Class A(a)	100	15,163
Alphabet Inc., Class A	1,498,300	272,915,345
Alphabet Inc., Class C	118,320	21,702,254
Booking Holdings Inc.	400	1,584,600
Expedia Group Inc.(a)	3,300	415,767
Match Group Inc.(a)	100	3,038
Meta Platforms Inc., Class A	212,670	107,232,468
		403,868,635
IT Services (0.24%)
Accenture PLC, Class A	9,700	2,943,077
Amdocs Ltd.	94,000	7,418,480
CDW Corp.	34,800	7,789,632
DXC Technology Co.(a)	100	1,909
Science Applications International Corp.	7,500	881,625
		19,034,723
Leisure Facilities & Services (0.91%)
Caesars Entertainment Inc.(a)	100	3,974
Carnival Corp.(a)	111,600	2,089,152
Domino's Pizza Inc.	20,200	10,429,866
Las Vegas Sands Corp.	100	4,425
McDonald's Corp.	89,900	22,910,116
MGM Resorts International(a)	27,600	1,226,544
Norwegian Cruise Line Holdings Ltd.(a)	100	1,879
Royal Caribbean Cruises Ltd.(a)	40,800	6,504,744
Starbucks Corp.	148,400	11,552,940
TKO Group Holdings Inc.	39,900	4,308,801
Travel + Leisure Co.	138,700	6,238,726

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (Cont.)
Wingstop Inc.	9,100	$ 3,846,206
Wynn Resorts Ltd.	14,600	1,306,700
		70,424,073
Machinery (3.98%)
Caterpillar Inc.	892,321	297,232,125
Veralto Corp.	126,100	12,038,767
		309,270,892
Medical Equipment & Devices (1.87%)
Abbott Laboratories	693,800	72,092,758
Agilent Technologies Inc.	548,071	71,046,444
Danaher Corp.	3,300	824,505
Dexcom Inc.(a)	3,700	419,506
Insulet Corp.(a)	100	20,180
Solventum Corp.(a)	22,975	1,214,918
		145,618,311
Metals & Mining (0.54%)
Rio Tinto PLC Sponsored ADR	479,900	31,639,807
Royal Gold Inc.	85,000	10,638,600
		42,278,407
Oil & Gas Supply Chain (2.81%)
Antero Midstream Corp.	457,800	6,747,972
APA Corp.	51,200	1,507,328
Cheniere Energy Inc.	35,500	6,206,465
Chevron Corp.	857,600	134,145,792
ConocoPhillips	10,500	1,200,990
Devon Energy Corp.	6,700	317,580
Diamondback Energy Inc.	24,200	4,844,598
EOG Resources Inc.	100	12,587
EQT Corp.	100	3,698
Exxon Mobil Corp.	262,600	30,230,512
Marathon Oil Corp.	104,600	2,998,882
Murphy USA Inc.	12,200	5,727,412
Occidental Petroleum Corp.	166,800	10,513,404
Targa Resources Corp.	108,200	13,933,996
		218,391,216
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	3,517
Halliburton Co.	1,400	47,292
		50,809
Publishing & Broadcasting (0.12%)
Nexstar Media Group Inc.	58,500	9,711,585
Real Estate Investment Trusts (1.29%)
Alexandria Real Estate Equities Inc.	100	11,697
AvalonBay Communities Inc.	42,900	8,875,581
CubeSmart	352,200	15,908,874
Healthpeak Properties Inc.	471,300	9,237,480
Highwoods Properties Inc.	309,200	8,122,684
Iron Mountain Inc.	129,400	11,596,828
Lamar Advertising Co., Class A	63,700	7,614,061
	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts (Cont.)
Mid-America Apartment Communities Inc.	73,200	$ 10,439,052
Public Storage	32,800	9,434,920
Simon Property Group Inc.	125,900	19,111,620
		100,352,797
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	9,971
Retail - Consumer Staples (3.27%)
Costco Wholesale Corp.	45,100	38,334,549
Walmart Inc.	3,188,700	215,906,877
		254,241,426
Retail - Discretionary (1.08%)
AutoZone Inc.(a)	4,700	13,931,270
Bath & Body Works Inc.	149,800	5,849,690
Dick's Sporting Goods Inc.	7,400	1,589,890
Home Depot Inc., The	84,947	29,242,155
O'Reilly Automotive Inc.(a)	9,400	9,926,964
TJX Cos. Inc., The	9,700	1,067,970
Williams-Sonoma Inc.	78,000	22,024,860
		83,632,799
Semiconductors (12.16%)
Advanced Micro Devices Inc.(a)	79,000	12,814,590
Analog Devices Inc.	80,400	18,352,104
Applied Materials Inc.	6,300	1,486,737
ASML Holding NV NY Reg. Shares	318,733	325,977,801
Broadcom Inc.	38,200	61,331,246
KLA Corp.	50,500	41,637,755
Lam Research Corp.	18,800	20,019,180
Microchip Technology Inc.	80,000	7,320,000
NVIDIA Corp.	3,622,000	447,461,880
QUALCOMM Inc.	10,900	2,171,062
Texas Instruments Inc.	31,726	6,171,659
		944,744,014
Software (4.82%)
Adobe Inc.(a)	9,016	5,008,749
Fortinet Inc.(a)	100	6,027
Gen Digital Inc.	14,000	349,720
Intuit Inc.	45,000	29,574,450
Microsoft Corp.	724,469	323,801,419
Oracle Corp.	13,800	1,948,560
Palo Alto Networks Inc.(a)	1,200	406,812
Salesforce Inc.	1,500	385,650
ServiceNow Inc.(a)	500	393,335
Tyler Technologies Inc.(a)	24,900	12,519,222
		374,393,944
Specialty Finance (1.51%)
AGNC Investment Corp.	847,900	8,088,966
Ally Financial Inc.	6,500	257,855
Fair Isaac Corp.(a)	300	446,598

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Specialty Finance (Cont.)
Fidelity National Information Services Inc.	91,700	$ 6,910,512
Global Payments Inc.	100	9,670
Mastercard Inc., Class A	6,964	3,072,238
MGIC Investment Corp.	567,200	12,223,160
OneMain Holdings Inc.	320,500	15,541,045
PayPal Holdings Inc.(a)	100	5,803
Starwood Property Trust Inc.	770,200	14,587,588
UWM Holdings Corp.	1,974,719	13,684,803
Verisk Analytics Inc.	52,400	14,124,420
Visa Inc., Class A	24,912	6,538,652
Western Union Co., The	1,753,700	21,430,214
		116,921,524
Steel (0.89%)
Nucor Corp.	436,600	69,017,728
Technology Hardware (12.43%)
Apple Inc.	4,223,968	889,652,140
Cisco Systems Inc.	45,400	2,156,954
Corning Inc.	1,284,600	49,906,710
F5 Inc.(a)	51,300	8,835,399
Motorola Solutions Inc.	38,000	14,669,900
Super Micro Computer Inc.(a)	100	81,935
		965,303,038
Telecommunications (0.19%)
AT&T Inc.	19,500	372,645
Verizon Communications Inc.	344,900	14,223,676
		14,596,321
Tobacco & Cannabis (0.06%)
Altria Group Inc.	91,100	4,149,605
Philip Morris International Inc.	3,900	395,187
		4,544,792
Transportation & Logistics (0.38%)
American Airlines Group Inc.(a)	100	1,133
Delta Air Lines Inc.	100	4,744
Expeditors International of Washington Inc.	96,500	12,042,235
Landstar System Inc.	59,800	11,031,904
Ryder System Inc.	31,000	3,840,280
Union Pacific Corp.	10,700	2,420,982
United Airlines Holdings Inc.(a)	100	4,866
United Parcel Service Inc., Class B	1,100	150,535
		29,496,679
Wholesale - Consumer Staples (2.11%)
Archer-Daniels-Midland Co.	2,709,954	163,816,719
Total Common Stocks (cost $1,927,881,456)		7,686,074,014

	Principal amount	Value
U.S. Treasury Obligations (0.02%)
U.S. Treasury Bill 5.146%, 10/03/2024(b),(c)	$ 1,660,000	$ 1,637,570
Total U.S. Treasury Obligations (cost $1,637,697)		1,637,570

	Shares	Value
Short-term Investments (0.73%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(d)	56,653,819	$ 56,653,819
Total Short-term Investments (cost $56,653,819)		56,653,819
TOTAL INVESTMENTS (99.71%) (cost $1,986,172,972)		7,744,365,403
OTHER ASSETS, NET OF LIABILITIES (0.29%)		22,419,658
NET ASSETS (100.00%)		$7,766,785,061

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of June 30, 2024.
PLC
Public Limited Company
ADR
American Depositary Receipt
At June 30, 2024, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	197	9/20/2024	USD	54,386,775	$(45,108)

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Shares	Value
Common Stocks (71.20%)
Aerospace & Defense (0.13%)
Axon Enterprise Inc.(a)	100	$ 29,424
Lockheed Martin Corp.	6,500	3,036,150
		3,065,574
Apparel & Textile Products (0.12%)
Tapestry Inc.	67,400	2,884,046
Asset Management (0.10%)
BlackRock Inc.	500	393,660
Charles Schwab Corp., The	100	7,369
Voya Financial Inc.	28,700	2,042,005
		2,443,034
Automotive (0.04%)
Tesla Inc.(a)	4,900	969,612
Banking (1.87%)
Bank of America Corp.	5,900	234,643
Citigroup Inc.	5,600	355,376
Comerica Inc.	300	15,312
Cullen/Frost Bankers Inc.	2,500	254,075
JPMorgan Chase & Co.	39,700	8,029,722
M&T Bank Corp.	19,000	2,875,840
Wells Fargo & Co.	564,400	33,519,716
		45,284,684
Beverages (0.78%)
Coca-Cola Co., The	177,257	11,282,408
PepsiCo Inc.	46,400	7,652,752
		18,935,160
Biotechnology & Pharmaceuticals (10.94%)
AbbVie Inc.	53,000	9,090,560
Amgen Inc.	51,750	16,169,288
Eli Lilly & Co.	119,900	108,555,062
Gilead Sciences Inc.	32,200	2,209,242
Johnson & Johnson	391,909	57,281,419
Merck & Co. Inc.	40,600	5,026,280
Moderna Inc.(a)	100	11,875
Pfizer Inc.	689,640	19,296,127
Regeneron Pharmaceuticals Inc.(a)	3,500	3,678,605
Vertex Pharmaceuticals Inc.(a)	7,400	3,468,528
Zoetis Inc.	229,295	39,750,581
		264,537,567
Cable & Satellite (0.02%)
Comcast Corp., Class A	14,800	579,568
Chemicals (3.36%)
Air Products and Chemicals Inc.	229,900	59,325,695
Avery Dennison Corp.	13,500	2,951,775
Ecolab Inc.	5,300	1,261,400
International Flavors & Fragrances Inc.	119,888	11,414,537
Linde PLC	14,100	6,187,221
		81,140,628
	Shares	Value
Common Stocks (Cont.)
Commercial Support Services (0.60%)
Automatic Data Processing Inc.	38,600	$ 9,213,434
Cintas Corp.	4,500	3,151,170
H&R Block Inc.	11,000	596,530
Paychex Inc.	13,300	1,576,848
		14,537,982
Construction Materials (1.56%)
Vulcan Materials Co.	151,200	37,600,416
Consumer Services (0.12%)
Grand Canyon Education Inc.(a)	20,000	2,798,200
Containers & Packaging (0.65%)
AptarGroup Inc.	104,500	14,714,645
Packaging Corp of America	5,500	1,004,080
		15,718,725
Diversified Industrials (1.97%)
3M Co.	53,000	5,416,070
Emerson Electric Co.	62,400	6,873,984
Honeywell International Inc.	21,000	4,484,340
Illinois Tool Works Inc.	130,400	30,899,584
		47,673,978
E-Commerce Discretionary (0.88%)
Amazon.com Inc.(a)	110,200	21,296,150
eBay Inc.	100	5,372
Etsy Inc.(a)	100	5,898
		21,307,420
Electric Utilities (0.55%)
Clearway Energy Inc., Class C	100	2,469
Consolidated Edison Inc.	20,500	1,833,110
Constellation Energy Corp.	1,900	380,513
Duke Energy Corp.	22,500	2,255,175
Evergy Inc.	15,100	799,847
OGE Energy Corp.	73,600	2,627,520
Public Service Enterprise Group Inc.	39,000	2,874,300
Southern Co., The	33,500	2,598,595
		13,371,529
Electrical Equipment (0.00%)
Generac Holdings Inc.(a)	100	13,222
Entertainment Content (2.94%)
Electronic Arts Inc.	18,600	2,591,538
Netflix Inc.(a)	1,200	809,856
Paramount Global, Class B	100	1,039
Take-Two Interactive Software Inc.(a)	100	15,549
Walt Disney Co., The	681,195	67,635,852
Warner Bros Discovery Inc.(a)	100	744
		71,054,578
Food (0.30%)
General Mills Inc.	10,800	683,208

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Food (Cont.)
Kellanova	106,800	$ 6,160,224
Nestle SA Sponsored ADR	100	10,245
WK Kellogg Co.	24,800	408,208
		7,261,885
Gas & Water Utilities (0.01%)
UGI Corp.	12,217	279,769
Health Care Facilities & Services (0.63%)
Chemed Corp.	4,100	2,224,578
Cigna Group, The	2,400	793,368
Elevance Health Inc.	5,900	3,196,974
Encompass Health Corp.	6,400	549,056
ICON PLC(a)	5,900	1,849,473
Labcorp Holdings Inc.	11,000	2,238,610
McKesson Corp.	4,700	2,744,988
UnitedHealth Group Inc.	3,000	1,527,780
		15,124,827
Home & Office Products (0.48%)
HNI Corp.	160,000	7,203,200
Leggett & Platt Inc.	75,886	869,654
Scotts Miracle-Gro Co., The	53,400	3,474,204
		11,547,058
Household Products (3.00%)
Kenvue Inc.	205,557	3,737,026
Procter & Gamble Co., The	416,600	68,705,672
		72,442,698
Institutional Financial Services (0.20%)
Cboe Global Markets Inc.	100	17,006
CME Group Inc.	6,100	1,199,260
Goldman Sachs Group Inc., The	800	361,856
Intercontinental Exchange Inc.	21,300	2,915,757
Morgan Stanley	1,700	165,223
Northern Trust Corp.	3,400	285,532
		4,944,634
Insurance (0.64%)
Allstate Corp., The	6,700	1,069,722
Assurant Inc.	14,400	2,394,000
Berkshire Hathaway Inc., Class B(a)	1,700	691,560
Hartford Financial Services Group Inc., The	16,800	1,689,072
Lincoln National Corp.	104,600	3,253,060
Loews Corp.	29,500	2,204,830
Old Republic International Corp.	48,400	1,495,560
Willis Towers Watson PLC	10,500	2,752,470
		15,550,274
Internet Media & Services (4.91%)
Airbnb Inc., Class A(a)	100	15,163
Alphabet Inc., Class A	418,840	76,291,706
Alphabet Inc., Class C	71,180	13,055,836
Expedia Group Inc.(a)	100	12,599
	Shares	Value
Common Stocks (Cont.)
Internet Media & Services (Cont.)
Match Group Inc.(a)	100	$ 3,038
Meta Platforms Inc., Class A	58,430	29,461,575
		118,839,917
IT Services (0.19%)
Accenture PLC, Class A	2,470	749,423
Amdocs Ltd.	25,800	2,036,136
CDW Corp.	7,900	1,768,336
DXC Technology Co.(a)	100	1,909
EPAM Systems Inc.(a)	100	18,811
		4,574,615
Leisure Facilities & Services (0.27%)
Caesars Entertainment Inc.(a)	100	3,974
Carnival Corp.(a)	100	1,872
Domino's Pizza Inc.	2,000	1,032,660
McDonald's Corp.	20,900	5,326,156
MGM Resorts International(a)	100	4,444
Norwegian Cruise Line Holdings Ltd.(a)	100	1,879
Royal Caribbean Cruises Ltd.(a)	100	15,943
Starbucks Corp.	800	62,280
Wynn Resorts Ltd.	100	8,950
		6,458,158
Machinery (4.39%)
Caterpillar Inc.	264,300	88,038,330
Deere & Co.	34,402	12,853,619
Donaldson Co. Inc.	36,517	2,613,157
Veralto Corp.	27,500	2,625,425
		106,130,531
Medical Equipment & Devices (1.24%)
Abbott Laboratories	100,975	10,492,312
Agilent Technologies Inc.	143,587	18,613,183
Align Technology Inc.(a)	100	24,143
Dexcom Inc.(a)	100	11,338
Insulet Corp.(a)	100	20,180
Solventum Corp.(a)	13,250	700,660
		29,861,816
Metals & Mining (0.40%)
Rio Tinto PLC Sponsored ADR	110,100	7,258,893
Royal Gold Inc.	19,000	2,378,040
		9,636,933
Oil & Gas Supply Chain (2.26%)
APA Corp.	100	2,944
Cheniere Energy Inc.	8,200	1,433,606
Chevron Corp.	233,800	36,570,996
Exxon Mobil Corp.	134,300	15,460,616
Murphy USA Inc.	2,600	1,220,596
Occidental Petroleum Corp.	100	6,303
		54,695,061

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Publishing & Broadcasting (0.00%)
Nexstar Media Group Inc.	600	$ 99,606
Real Estate Investment Trusts (0.67%)
AvalonBay Communities Inc.	9,500	1,965,455
CubeSmart	52,400	2,366,908
Healthpeak Properties Inc.	40,900	801,640
Highwoods Properties Inc.	76,300	2,004,401
Mid-America Apartment Communities Inc.	16,800	2,395,848
Public Storage	7,400	2,128,610
Simon Property Group Inc.	30,300	4,599,540
		16,262,402
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	9,971
First Solar Inc.(a)	100	22,546
SolarEdge Technologies Inc.(a)	100	2,526
		35,043
Retail - Consumer Staples (1.14%)
Costco Wholesale Corp.	10,000	8,499,900
Walmart Inc.	281,400	19,053,594
		27,553,494
Retail - Discretionary (0.64%)
AutoZone Inc.(a)	1,100	3,260,510
Bath & Body Works Inc.	36,300	1,417,515
Builders FirstSource Inc.(a)	600	83,046
Home Depot Inc., The	18,760	6,457,942
Lowe's Cos. Inc.	300	66,138
O'Reilly Automotive Inc.(a)	1,900	2,006,514
TJX Cos. Inc., The	2,400	264,240
Williams-Sonoma Inc.	7,200	2,033,064
		15,588,969
Semiconductors (6.14%)
Advanced Micro Devices Inc.(a)	33,200	5,385,372
Analog Devices Inc.	17,500	3,994,550
Applied Materials Inc.	1,300	306,787
ASML Holding NV NY Reg. Shares	13,721	14,032,878
Broadcom Inc.	9,700	15,573,641
Intel Corp.	100	3,097
KLA Corp.	4,100	3,380,491
Lam Research Corp.	1,200	1,277,820
Microchip Technology Inc.	100	9,150
Micron Technology Inc.	100	13,153
Monolithic Power Systems Inc.	100	82,168
NVIDIA Corp.	832,700	102,871,758
NXP Semiconductors NV	100	26,909
ON Semiconductor Corp.(a)	100	6,855
Qorvo Inc.(a)	100	11,604
QUALCOMM Inc.	2,700	537,786
Skyworks Solutions Inc.	9,700	1,033,826
		148,547,845
	Shares	Value
Common Stocks (Cont.)
Software (3.05%)
Adobe Inc.(a)	900	$ 499,986
Autodesk Inc.(a)	100	24,745
Bentley Systems Inc., Class B	8,200	404,752
Cadence Design Systems Inc.(a)	100	30,775
Crowdstrike Holdings Inc., Class A(a)	200	76,638
Dayforce Inc.(a)	100	4,960
Fortinet Inc.(a)	100	6,027
Intuit Inc.	8,700	5,717,727
Microsoft Corp.	141,021	63,029,336
Oracle Corp.	2,600	367,120
Palo Alto Networks Inc.(a)	100	33,901
Paycom Software Inc.	5,600	801,024
Salesforce Inc.	100	25,710
ServiceNow Inc.(a)	100	78,667
Tyler Technologies Inc.(a)	5,400	2,715,012
		73,816,380
Specialty Finance (0.73%)
AGNC Investment Corp.	334,800	3,193,992
Fidelity National Information Services Inc.	5,800	437,088
GATX Corp.	4,200	555,912
Mastercard Inc., Class A	439	193,669
MGIC Investment Corp.	146,600	3,159,230
OneMain Holdings Inc.	11,100	538,239
PayPal Holdings Inc.(a)	100	5,803
Starwood Property Trust Inc.	152,700	2,892,138
UWM Holdings Corp.	85,270	590,921
Verisk Analytics Inc.	12,800	3,450,240
Visa Inc., Class A	4,130	1,084,001
Western Union Co., The	128,500	1,570,270
		17,671,503
Steel (2.35%)
Nucor Corp.	358,700	56,703,296
Technology Hardware (9.10%)
Apple Inc.	959,704	202,132,857
Cisco Systems Inc.	3,600	171,036
Corning Inc.	323,492	12,567,664
F5 Inc.(a)	11,200	1,928,976
Motorola Solutions Inc.	8,400	3,242,820
Super Micro Computer Inc.(a)	100	81,935
		220,125,288
Telecommunications (0.13%)
EchoStar Corp., Class A(a)	35	623
Verizon Communications Inc.	73,900	3,047,636
		3,048,259
Tobacco & Cannabis (0.01%)
Philip Morris International Inc.	2,000	202,660
Transportation & Logistics (0.31%)
American Airlines Group Inc.(a)	100	1,133

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Transportation & Logistics (Cont.)
Expeditors International of Washington Inc.	19,800	$ 2,470,842
Landstar System Inc.	12,400	2,287,552
Union Pacific Corp.	12,066	2,730,053
		7,489,580
Wholesale - Consumer Staples (1.38%)
Archer-Daniels-Midland Co.	550,461	33,275,368
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	5,416
Total Common Stocks (cost $385,558,401)		1,721,689,208

	Principal amount	Value
Corporate Bonds (8.19%)
Aerospace & Defense (0.14%)
Lockheed Martin Corp. 4.950%, 10/15/2025	$ 100,000	99,688
5.100%, 11/15/2027	250,000	251,700
4.450%, 05/15/2028	250,000	246,213
5.250%, 01/15/2033	250,000	254,126
Boeing Co., The 2.196%, 02/04/2026	350,000	328,956
5.040%, 05/01/2027	150,000	146,695
6.259%, 05/01/2027	100,000	100,676
3.250%, 02/01/2028	250,000	228,950
5.150%, 05/01/2030	250,000	240,071
3.625%, 02/01/2031	150,000	131,284
6.528%, 05/01/2034	200,000	204,780
RTX Corp. 5.000%, 02/27/2026	150,000	149,271
5.750%, 11/08/2026	100,000	101,069
6.000%, 03/15/2031	200,000	208,330
5.150%, 02/27/2033	250,000	247,403
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	150,606
5.400%, 07/31/2033	100,000	99,685
HEICO Corp. 5.250%, 08/01/2028	150,000	150,239
		3,339,742
Apparel & Textile Products (0.00%)
Tapestry Inc. 7.350%, 11/27/2028	100,000	103,788
		103,788
Asset Management (0.12%)
Blackstone Private Credit Fund 7.050%, 09/29/2025	500,000	504,816
3.250%, 03/15/2027	500,000	461,599
4.000%, 01/15/2029	250,000	228,166
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
Charles Schwab Corp., The 0.900%, 03/11/2026	$ 250,000	$ 231,828
5.875%, 08/24/2026	100,000	101,149
5.853%, 05/19/2034	150,000	152,928
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	256,876
7.950%, 06/13/2028	100,000	103,398
Ares Capital Corp. 5.875%, 03/01/2029	150,000	147,840
BlackRock Inc. 2.400%, 04/30/2030	250,000	218,253
4.750%, 05/25/2033	150,000	147,086
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	240,827
5.150%, 05/15/2033	100,000	100,162
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	102,811
		2,997,739
Automotive (0.25%)
Toyota Motor Credit Corp. 3.650%, 08/18/2025	250,000	245,445
4.550%, 09/20/2027	250,000	246,935
4.550%, 05/17/2030	100,000	97,705
American Honda Finance Corp. 5.800%, 10/03/2025	100,000	100,496
5.250%, 07/07/2026	250,000	250,449
5.125%, 07/07/2028	250,000	251,139
5.650%, 11/15/2028	100,000	102,471
5.850%, 10/04/2030	100,000	104,313
General Motors Financial Co. Inc. 6.050%, 10/10/2025	250,000	250,901
5.400%, 04/06/2026	250,000	249,431
5.000%, 04/09/2027	250,000	247,449
5.400%, 05/08/2027	100,000	99,945
6.000%, 01/09/2028	250,000	254,098
5.800%, 06/23/2028	250,000	253,063
5.850%, 04/06/2030	250,000	253,059
6.400%, 01/09/2033	250,000	259,463
Ford Motor Credit Co. LLC 6.950%, 03/06/2026	200,000	203,230
6.950%, 06/10/2026	200,000	203,827
5.800%, 03/05/2027	200,000	200,005
6.800%, 05/12/2028	200,000	206,047
6.798%, 11/07/2028	200,000	206,659
7.350%, 03/06/2030	200,000	211,659
7.200%, 06/10/2030	200,000	210,383
6.050%, 03/05/2031	200,000	200,223
Toyota Motor Corp. 5.275%, 07/13/2026	250,000	250,732
5.118%, 07/13/2028	250,000	251,829
5.123%, 07/13/2033	250,000	260,529

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
General Motors Co. 5.600%, 10/15/2032	$ 100,000	$ 100,022
Magna International Inc. 5.500%, 03/21/2033	200,000	203,384
		5,974,891
Banking (1.92%)
Australia & New Zealand Banking Group Ltd. 5.375%, 07/03/2025	250,000	250,009
5.088%, 12/08/2025	250,000	249,657
Morgan Stanley Bank N.A. 5.479%, 07/16/2025	250,000	250,392
4.754%, 04/21/2026	250,000	247,747
Cooperatieve Rabobank U.A. 5.500%, 07/18/2025	250,000	250,340
Wells Fargo Bank N.A. 5.550%, 08/01/2025	250,000	250,342
5.450%, 08/07/2026	250,000	250,749
Canadian Imperial Bank of Commerce 3.945%, 08/04/2025	150,000	147,447
5.615%, 07/17/2026	150,000	150,774
3.450%, 04/07/2027	150,000	143,614
5.001%, 04/28/2028	150,000	148,915
KeyBank N.A. 4.150%, 08/08/2025	250,000	245,162
4.700%, 01/26/2026	250,000	245,026
5.850%, 11/15/2027	250,000	249,173
Banco Santander SA 5.147%, 08/18/2025	200,000	198,444
5.294%, 08/18/2027	200,000	198,676
5.552%, 03/14/2028	200,000	199,617
4.175%, 03/24/2028	200,000	192,769
5.588%, 08/08/2028	200,000	201,850
6.921%, 08/08/2033	200,000	208,796
Bank of America N.A. 5.650%, 08/18/2025	250,000	250,770
5.526%, 08/18/2026	250,000	251,775
Synchrony Bank 5.400%, 08/22/2025	250,000	248,124
Westpac Banking Corp. 3.735%, 08/26/2025	250,000	245,727
4.043%, 08/26/2027	250,000	243,837
5.457%, 11/18/2027	250,000	253,789
Toronto-Dominion Bank, The 0.750%, 01/06/2026	250,000	233,549
5.103%, 01/09/2026	250,000	249,087
5.532%, 07/17/2026	250,000	250,876
4.108%, 06/08/2027	150,000	145,573
4.693%, 09/15/2027	250,000	246,263
5.156%, 01/10/2028	150,000	149,820
5.523%, 07/17/2028	150,000	151,864
Royal Bank of Canada 4.875%, 01/12/2026	100,000	99,256
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.200%, 07/20/2026	$ 250,000	$ 249,677
4.240%, 08/03/2027	150,000	145,950
6.000%, 11/01/2027	250,000	256,141
4.900%, 01/12/2028	150,000	148,815
5.200%, 08/01/2028	150,000	150,985
5.000%, 02/01/2033	150,000	147,848
5.000%, 05/02/2033	125,000	123,347
National Australia Bank Ltd. 4.966%, 01/12/2026	250,000	248,680
3.905%, 06/09/2027	250,000	242,749
4.944%, 01/12/2028	250,000	249,984
4.900%, 06/13/2028	250,000	249,482
Sumitomo Mitsui Financial Group Inc. 5.464%, 01/13/2026	200,000	199,979
5.880%, 07/13/2026	250,000	252,280
5.520%, 01/13/2028	250,000	252,702
5.800%, 07/13/2028	250,000	255,314
5.710%, 01/13/2030	250,000	254,906
5.766%, 01/13/2033	250,000	256,713
Manufacturers & Traders Trust Co. 4.650%, 01/27/2026	250,000	245,413
4.700%, 01/27/2028	250,000	241,025
Bank of Nova Scotia, The 4.750%, 02/02/2026	250,000	247,376
5.250%, 06/12/2028	150,000	150,755
4.850%, 02/01/2030	250,000	245,983
4.588%, 05/04/2037	150,000	135,097
Commonwealth Bank of Australia 5.316%, 03/13/2026	250,000	250,923
JPMorgan Chase & Co. 3.300%, 04/01/2026	250,000	242,018
6.070%, 10/22/2027	250,000	254,374
5.040%, 01/23/2028	100,000	99,459
2.947%, 02/24/2028	250,000	235,471
5.571%, 04/22/2028	100,000	100,810
4.323%, 04/26/2028	150,000	146,330
4.851%, 07/25/2028	250,000	247,439
4.203%, 07/23/2029	150,000	144,354
5.299%, 07/24/2029	250,000	250,839
6.087%, 10/23/2029	100,000	103,322
4.452%, 12/05/2029	150,000	145,622
5.012%, 01/23/2030	150,000	148,850
3.702%, 05/06/2030	250,000	233,758
4.565%, 06/14/2030	250,000	242,651
1.953%, 02/04/2032	250,000	203,346
2.580%, 04/22/2032	250,000	211,148
2.545%, 11/08/2032	250,000	208,171
2.963%, 01/25/2033	250,000	213,152
4.586%, 04/26/2033	500,000	476,968
4.912%, 07/25/2033	500,000	485,618
5.717%, 09/14/2033	250,000	253,461
5.350%, 06/01/2034	250,000	248,892
6.254%, 10/23/2034	250,000	265,152
5.336%, 01/23/2035	250,000	248,505

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Wells Fargo & Co. 3.000%, 04/22/2026	$ 250,000	$ 239,674
4.540%, 08/15/2026	250,000	246,906
3.000%, 10/23/2026	250,000	237,484
3.196%, 06/17/2027	100,000	95,731
3.526%, 03/24/2028	250,000	238,462
5.707%, 04/22/2028	150,000	151,298
3.584%, 05/22/2028	364,000	346,683
2.393%, 06/02/2028	150,000	138,148
4.150%, 01/24/2029	186,000	178,826
5.574%, 07/25/2029	200,000	201,814
6.303%, 10/23/2029	100,000	103,771
5.198%, 01/23/2030	150,000	149,370
3.350%, 03/02/2033	500,000	433,603
4.897%, 07/25/2033	500,000	480,932
5.389%, 04/24/2034	150,000	148,285
5.557%, 07/25/2034	150,000	149,889
5.499%, 01/23/2035	250,000	249,123
Bank of Montreal 5.300%, 06/05/2026	250,000	249,783
2.650%, 03/08/2027	150,000	140,620
4.700%, 09/14/2027	150,000	148,065
5.203%, 02/01/2028	150,000	150,219
3.088%, 01/10/2037	150,000	122,748
Deutsche Bank AG(Variable, U.S. SOFR + 3.19%)(c) 6.119%, 07/14/2026	200,000	200,176
7.146%, 07/13/2027	250,000	256,085
5.371%, 09/09/2027	250,000	250,423
2.552%, 01/07/2028	250,000	231,186
6.720%, 01/18/2029	250,000	257,996
6.819%, 11/20/2029	150,000	155,998
3.742%, 01/07/2033	250,000	205,632
U.S. Bancorp 2.375%, 07/22/2026	250,000	235,919
5.727%, 10/21/2026	100,000	100,170
3.150%, 04/27/2027	250,000	237,749
6.787%, 10/26/2027	250,000	257,403
3.900%, 04/26/2028	250,000	239,649
4.548%, 07/22/2028	150,000	146,631
4.653%, 02/01/2029	150,000	146,773
5.775%, 06/12/2029	250,000	253,785
5.384%, 01/23/2030	100,000	100,268
4.839%, 02/01/2034	150,000	142,206
5.836%, 06/12/2034	250,000	253,476
5.678%, 01/23/2035	250,000	250,959
Bank of America Corp.(Variable, U.S. SOFR + 1.75%)(c) 4.827%, 07/22/2026	250,000	247,590
5.080%, 01/20/2027	250,000	248,500
1.734%, 07/22/2027	250,000	231,731
5.933%, 09/15/2027	250,000	252,690
2.551%, 02/04/2028	250,000	233,335
4.376%, 04/27/2028	250,000	244,010
4.948%, 07/22/2028	150,000	148,794
6.204%, 11/10/2028	250,000	257,457
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
3.419%, 12/20/2028	$ 250,000	$ 235,081
3.970%, 03/05/2029	250,000	239,036
5.202%, 04/25/2029	250,000	249,604
2.087%, 06/14/2029	250,000	221,786
4.271%, 07/23/2029	150,000	144,527
5.819%, 09/15/2029	100,000	102,093
3.974%, 02/07/2030	250,000	236,756
3.194%, 07/23/2030	250,000	227,006
2.572%, 10/20/2032	250,000	207,213
2.972%, 02/04/2033	500,000	423,137
4.571%, 04/27/2033	500,000	471,531
5.015%, 07/22/2033	500,000	488,711
5.288%, 04/25/2034	250,000	247,376
5.872%, 09/15/2034	175,000	180,022
5.468%, 01/23/2035	250,000	249,747
2.482%, 09/21/2036	250,000	199,267
3.846%, 03/08/2037	250,000	219,092
Citigroup Inc.(Variable, U.S. SOFR + 1.55%)(c) 5.610%, 09/29/2026	250,000	249,861
1.462%, 06/09/2027	100,000	92,683
3.070%, 02/24/2028	250,000	235,934
4.658%, 05/24/2028	150,000	147,611
3.980%, 03/20/2030	150,000	141,602
2.561%, 05/01/2032	250,000	208,339
3.057%, 01/25/2033	500,000	424,704
3.785%, 03/17/2033	500,000	445,514
4.910%, 05/24/2033	500,000	480,130
6.270%, 11/17/2033	250,000	261,833
6.174%, 05/25/2034	250,000	254,248
5.827%, 02/13/2035	250,000	247,397
Barclays PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%)(c) 7.325%, 11/02/2026	200,000	203,488
5.829%, 05/09/2027	250,000	250,367
6.496%, 09/13/2027	250,000	254,153
5.674%, 03/12/2028	200,000	200,305
6.490%, 09/13/2029	200,000	207,040
5.746%, 08/09/2033	250,000	249,362
7.437%, 11/02/2033	250,000	274,933
6.224%, 05/09/2034	250,000	256,158
7.119%, 06/27/2034	250,000	265,236
HSBC Holdings PLC(Variable, U.S. SOFR + 3.03%)(c) 7.336%, 11/03/2026	200,000	204,288
5.887%, 08/14/2027	250,000	251,874
4.755%, 06/09/2028	250,000	245,751
5.210%, 08/11/2028	250,000	248,360
7.390%, 11/03/2028	250,000	264,379
6.161%, 03/09/2029	250,000	255,728
5.402%, 08/11/2033	250,000	247,338
8.113%, 11/03/2033	250,000	282,413
6.254%, 03/09/2034	250,000	260,301
6.547%, 06/20/2034	200,000	206,564
7.399%, 11/13/2034	200,000	216,641

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%)(c) 7.472%, 11/10/2026	$ 200,000	$ 204,384
5.847%, 03/02/2027	200,000	200,467
5.076%, 01/27/2030	200,000	196,478
JPMorgan Chase Bank N.A. 5.110%, 12/08/2026	250,000	249,960
PNC Financial Services Group Inc., The(Variable, U.S. SOFR Compound Index + 1.09%)(c) 4.758%, 01/26/2027	250,000	246,941
5.582%, 06/12/2029	250,000	252,735
6.037%, 10/28/2033	150,000	154,540
5.939%, 08/18/2034	150,000	153,745
HSBC U.S.A. Inc. 5.294%, 03/04/2027	200,000	200,531
Truist Financial Corp.(Variable, U.S. SOFR + 2.05%)(c) 6.047%, 06/08/2027	250,000	251,751
7.161%, 10/30/2029	150,000	159,280
5.435%, 01/24/2030	100,000	99,740
5.867%, 06/08/2034	150,000	151,140
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.48%)(c) 5.985%, 08/07/2027	250,000	251,480
3.750%, 03/18/2028	250,000	239,071
PNC Bank N.A. 3.100%, 10/25/2027	250,000	233,859
Santander Holdings U.S.A. Inc. 2.490%, 01/06/2028(c)	250,000	230,388
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%)(c) 2.469%, 01/11/2028	250,000	230,642
6.534%, 01/10/2029	250,000	256,816
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%)(c) 2.341%, 01/19/2028	250,000	232,295
5.017%, 07/20/2028	250,000	248,606
ING Groep N.V. 4.017%, 03/28/2028(c)	200,000	192,860
Citibank N.A. 5.803%, 09/29/2028	250,000	256,839
Morgan Stanley 3.772%, 01/24/2029(c)	150,000	142,786
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%)(c) 6.339%, 07/27/2029	150,000	153,763
4.772%, 07/28/2030	150,000	144,271
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Citizens Financial Group Inc. 5.841%, 01/23/2030(c)	$ 100,000	$ 99,688
Mizuho Financial Group Inc. 5.748%, 07/06/2034(c)	200,000	203,176
		46,314,420
Beverages (0.13%)
Diageo Capital PLC 5.200%, 10/24/2025	200,000	199,642
5.300%, 10/24/2027	250,000	252,266
5.500%, 01/24/2033	200,000	205,596
Constellation Brands Inc. 5.000%, 02/02/2026	250,000	249,378
4.350%, 05/09/2027	250,000	243,818
4.750%, 05/09/2032	250,000	240,285
4.900%, 05/01/2033	100,000	96,545
PepsiCo Inc. 4.550%, 02/13/2026	250,000	248,315
3.600%, 02/18/2028	250,000	240,380
4.450%, 05/15/2028	250,000	248,358
3.900%, 07/18/2032	100,000	93,340
4.450%, 02/15/2033	100,000	99,256
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	325,157
Coca-Cola Co., The 2.000%, 03/05/2031	200,000	167,759
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	231,943
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	97,853
		3,239,891
Biotechnology & Pharmaceuticals (0.33%)
Royalty Pharma PLC 1.200%, 09/02/2025	250,000	237,426
Zoetis Inc. 5.400%, 11/14/2025	250,000	249,814
5.600%, 11/16/2032	250,000	255,693
AstraZeneca PLC 3.375%, 11/16/2025	150,000	146,307
Novartis Capital Corp. 3.000%, 11/20/2025	150,000	145,905
Eli Lilly & Co. 5.000%, 02/27/2026	50,000	49,979
3.375%, 03/15/2029	207,000	195,624
4.700%, 02/27/2033	150,000	147,413
4.700%, 02/09/2034	100,000	98,052
Johnson & Johnson 2.450%, 03/01/2026	150,000	144,051
Amgen Inc. 5.507%, 03/02/2026	50,000	49,990
2.600%, 08/19/2026	250,000	236,892
5.150%, 03/02/2028	250,000	249,963
3.000%, 02/22/2029	250,000	229,893

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
4.050%, 08/18/2029	$ 250,000	$ 239,119
5.250%, 03/02/2030	250,000	251,834
3.350%, 02/22/2032	150,000	133,037
4.200%, 03/01/2033	150,000	138,966
5.250%, 03/02/2033	250,000	249,271
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2026	250,000	246,807
4.450%, 05/19/2028	250,000	245,623
4.650%, 05/19/2030	250,000	246,417
4.750%, 05/19/2033	250,000	243,580
Astrazeneca Finance LLC 1.200%, 05/28/2026	250,000	232,108
4.800%, 02/26/2027	100,000	99,424
4.875%, 03/03/2028	250,000	249,644
4.900%, 03/03/2030	250,000	250,978
4.875%, 03/03/2033	150,000	148,588
5.000%, 02/26/2034	100,000	99,446
Bristol-Myers Squibb Co. 4.900%, 02/22/2027	100,000	99,713
5.100%, 02/22/2031	300,000	301,150
2.950%, 03/15/2032	250,000	216,327
5.200%, 02/22/2034	100,000	99,796
AbbVie Inc. 4.800%, 03/15/2027	100,000	99,551
3.200%, 11/21/2029	250,000	229,401
4.950%, 03/15/2031	100,000	99,740
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	241,354
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	244,742
3.400%, 03/07/2029	150,000	141,587
4.300%, 05/17/2030	50,000	48,743
4.500%, 05/17/2033	150,000	144,831
Sanofi SA 3.625%, 06/19/2028	150,000	143,636
Pfizer Inc. 3.450%, 03/15/2029	150,000	141,894
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	247,197
		8,011,506
Brokerage Assetmanagers Exchanges (0.01%)
Nomura Holdings Inc. 5.099%, 07/03/2025	250,000	248,417
		248,417
Cable & Satellite (0.09%)
Comcast Corp. 5.250%, 11/07/2025	250,000	249,823
3.300%, 04/01/2027	200,000	191,241
5.350%, 11/15/2027	250,000	252,720
4.550%, 01/15/2029	250,000	246,049
5.500%, 11/15/2032	250,000	255,660
4.650%, 02/15/2033	250,000	241,358
	Principal amount	Value
Corporate Bonds (Cont.)
Cable & Satellite (Cont.)
4.800%, 05/15/2033	$ 250,000	$ 243,186
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	213,671
4.400%, 04/01/2033	250,000	220,386
		2,114,094
Chemicals (0.12%)
Sherwin-Williams Co., The 4.250%, 08/08/2025	150,000	148,003
Nutrien Ltd. 5.950%, 11/07/2025	150,000	150,801
4.900%, 03/27/2028	150,000	148,240
E.I. du Pont de Nemours and Co. 4.500%, 05/15/2026	150,000	147,866
FMC Corp. 5.150%, 05/18/2026	150,000	148,954
Albemarle Corp. 4.650%, 06/01/2027	150,000	147,585
5.050%, 06/01/2032	150,000	144,008
Celanese U.S. Holdings LLC 6.165%, 07/15/2027	150,000	152,237
6.350%, 11/15/2028	150,000	154,122
6.330%, 07/15/2029	150,000	154,274
6.550%, 11/15/2030	150,000	156,749
6.379%, 07/15/2032	150,000	154,138
Ecolab Inc. 5.250%, 01/15/2028	150,000	151,428
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	98,980
4.800%, 03/03/2033	100,000	98,375
4.850%, 02/08/2034	100,000	98,158
Cabot Corp. 5.000%, 06/30/2032	150,000	146,107
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	100,877
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	102,526
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	158,247
5.150%, 02/15/2034	100,000	97,820
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	98,941
		2,958,436
Commercial Support Services (0.07%)
Automatic Data Processing Inc. 3.375%, 09/15/2025	150,000	146,913
GXO Logistics Inc. 1.650%, 07/15/2026	250,000	230,425
2.650%, 07/15/2031	150,000	121,631
Waste Management Inc. 4.875%, 02/15/2029	150,000	149,532
4.625%, 02/15/2030	100,000	98,378

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Support Services (Cont.)
4.150%, 04/15/2032	$ 100,000	$ 94,190
4.625%, 02/15/2033	100,000	96,553
RELX Capital Inc. 4.000%, 03/18/2029	150,000	144,172
3.000%, 05/22/2030	150,000	134,577
Republic Services Inc. 4.875%, 04/01/2029	150,000	148,755
2.375%, 03/15/2033	100,000	79,942
Waste Connections Inc. 2.600%, 02/01/2030	200,000	176,148
		1,621,216
Containers & Packaging (0.01%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	99,789
WRKCo Inc. 4.900%, 03/15/2029	100,000	99,362
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	101,091
		300,242
Diversified Industrials (0.04%)
3M Co. 3.000%, 08/07/2025	250,000	243,642
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	146,150
4.500%, 09/15/2029	150,000	146,182
Honeywell International Inc. 4.950%, 02/15/2028	150,000	151,176
4.250%, 01/15/2029	150,000	146,812
5.000%, 02/15/2033	125,000	124,856
		958,818
E-Commerce Discretionary (0.10%)
eBay Inc. 5.900%, 11/22/2025	250,000	251,425
5.950%, 11/22/2027	250,000	257,532
6.300%, 11/22/2032	250,000	265,485
Amazon.com Inc. 4.600%, 12/01/2025	150,000	149,053
3.300%, 04/13/2027	150,000	143,841
4.550%, 12/01/2027	250,000	248,142
3.450%, 04/13/2029	250,000	237,157
4.650%, 12/01/2029	150,000	149,444
2.100%, 05/12/2031	150,000	126,370
3.600%, 04/13/2032	250,000	229,600
4.700%, 12/01/2032	250,000	247,768
		2,305,817
Electric (0.03%)
DTE Energy Co. 5.100%, 03/01/2029	50,000	49,591
Southern Co., The 5.500%, 03/15/2029	50,000	50,658
	Principal amount	Value
Corporate Bonds (Cont.)
Electric (Cont.)
Florida Power & Light Co. 5.150%, 06/15/2029	$ 50,000	$ 50,419
5.300%, 06/15/2034	50,000	50,396
National Rural Utilities Cooperative Finance Corp. 5.150%, 06/15/2029	50,000	50,135
Edison International 5.450%, 06/15/2029	50,000	49,971
FS KKR Capital Corp. 6.875%, 08/15/2029	100,000	99,163
Pacific Gas and Electric Co. 4.550%, 07/01/2030	150,000	142,147
Duke Energy Corp. 5.450%, 06/15/2034	50,000	49,420
NextEra Energy Capital Holdings Inc. 6.700%, 09/01/2054(c)	50,000	49,981
Entergy Corp. 7.125%, 12/01/2054(c)	50,000	49,557
American Electric Power Co. Inc. 7.050%, 12/15/2054(c)	50,000	49,780
Dominion Energy Inc. 6.875%, 02/01/2055(c)	50,000	51,042
		792,260
Electric Utilities (0.54%)
Edison International 4.700%, 08/15/2025	50,000	49,428
NextEra Energy Capital Holdings Inc. 5.749%, 09/01/2025	150,000	150,325
4.625%, 07/15/2027	150,000	147,548
4.900%, 02/28/2028	150,000	148,562
4.900%, 03/15/2029	100,000	98,927
5.000%, 02/28/2030	150,000	148,774
5.000%, 07/15/2032	150,000	146,067
5.050%, 02/28/2033	150,000	145,793
WEC Energy Group Inc. 5.000%, 09/27/2025	50,000	49,674
4.750%, 01/09/2026	150,000	148,377
5.150%, 10/01/2027	150,000	149,567
4.750%, 01/15/2028	150,000	148,507
Southern Co., The 5.150%, 10/06/2025	50,000	49,771
5.113%, 08/01/2027	150,000	149,644
4.850%, 06/15/2028	150,000	148,436
5.700%, 10/15/2032	150,000	152,991
5.200%, 06/15/2033	150,000	147,265
3.750%, 09/15/2051	100,000	93,900
National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/2025	150,000	150,033
4.450%, 03/13/2026	150,000	147,920
4.800%, 03/15/2028	150,000	148,831
5.000%, 02/07/2031	100,000	98,977
Wisconsin Public Service Corp. 5.350%, 11/10/2025	150,000	149,899

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Duke Energy Corp. 5.000%, 12/08/2025	$ 150,000	$ 149,253
5.000%, 12/08/2027	150,000	149,248
4.300%, 03/15/2028	150,000	145,523
Florida Power & Light Co. 4.450%, 05/15/2026	150,000	148,176
5.050%, 04/01/2028	150,000	150,551
4.400%, 05/15/2028	150,000	147,325
4.625%, 05/15/2030	150,000	146,963
5.100%, 04/01/2033	150,000	149,300
4.800%, 05/15/2033	150,000	145,842
Eversource Energy 4.750%, 05/15/2026	150,000	148,040
2.900%, 03/01/2027	150,000	140,931
4.600%, 07/01/2027	150,000	146,889
5.450%, 03/01/2028	150,000	150,443
5.850%, 04/15/2031	100,000	101,248
5.125%, 05/15/2033	150,000	143,992
Southern California Edison Co. 4.900%, 06/01/2026	150,000	148,776
4.700%, 06/01/2027	150,000	147,901
5.850%, 11/01/2027	150,000	152,920
5.300%, 03/01/2028	150,000	150,265
5.950%, 11/01/2032	150,000	155,007
Algonquin Power & Utilities Corp. 5.365%, 06/15/2026	100,000	99,515
Sempra 5.400%, 08/01/2026	100,000	99,910
3.700%, 04/01/2029	100,000	93,659
5.500%, 08/01/2033	200,000	199,668
CenterPoint Energy Inc. 5.250%, 08/10/2026	150,000	149,621
Exelon Corp. 2.750%, 03/15/2027	150,000	140,585
5.150%, 03/15/2028	150,000	149,658
5.300%, 03/15/2033	150,000	148,919
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	144,462
5.000%, 04/01/2033	150,000	146,017
5.300%, 08/15/2033	150,000	149,179
5.000%, 01/15/2034	100,000	97,198
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	150,076
4.400%, 03/01/2032	150,000	137,179
5.900%, 06/15/2032	150,000	150,110
6.400%, 06/15/2033	150,000	154,920
6.950%, 03/15/2034	100,000	107,672
5.800%, 05/15/2034	100,000	99,365
Alabama Power Co. 3.750%, 09/01/2027	150,000	144,559
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	152,479
5.950%, 11/01/2032	150,000	153,472
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	152,566
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Consumers Energy Co. 4.650%, 03/01/2028	$ 150,000	$ 148,706
4.625%, 05/15/2033	150,000	143,614
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	151,914
Black Hills Corp. 5.950%, 03/15/2028	150,000	153,474
Georgia Power Co. 4.650%, 05/16/2028	150,000	147,683
4.700%, 05/15/2032	150,000	144,962
4.950%, 05/17/2033	150,000	146,252
5.250%, 03/15/2034	100,000	99,684
DTE Energy Co. 4.875%, 06/01/2028	150,000	147,644
AES Corp., The 5.450%, 06/01/2028	150,000	149,665
National Grid PLC 5.602%, 06/12/2028	150,000	151,461
5.809%, 06/12/2033	150,000	150,722
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	149,309
PacifiCorp 5.300%, 02/15/2031	100,000	99,677
5.450%, 02/15/2034	100,000	98,784
Puget Energy Inc. 4.224%, 03/15/2032	150,000	134,448
AEP Texas Inc. 4.700%, 05/15/2032	150,000	141,188
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	140,258
5.450%, 08/15/2033	150,000	147,364
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	148,698
Duke Energy Carolinas LLC 4.950%, 01/15/2033	150,000	147,431
4.850%, 01/15/2034	100,000	96,771
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	111,327
Southwest Electric Power Co. 5.300%, 04/01/2033	100,000	96,888
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	147,927
4.850%, 02/15/2034	100,000	97,304
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	146,409
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	150,214
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	148,711

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	$ 100,000	$ 102,578
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	103,963
		13,053,628
Electrical Equipment (0.04%)
Tyco Electronics Group SA 4.500%, 02/13/2026	150,000	148,584
Amphenol Corp. 4.750%, 03/30/2026	150,000	148,752
Vontier Corp. 1.800%, 04/01/2026	150,000	140,204
2.950%, 04/01/2031	150,000	124,749
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	150,803
Lennox International Inc. 5.500%, 09/15/2028	100,000	101,112
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	149,639
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	100,721
		1,064,564
Engineering & Construction (0.01%)
Ste Transcore Holdings Inc. 4.125%, 05/23/2026	250,000	245,063
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	103,153
		348,216
Entertainment Content (0.05%)
Warnermedia Holdings Inc. 6.412%, 03/15/2026	500,000	499,998
4.279%, 03/15/2032	500,000	436,414
Netflix Inc. 4.375%, 11/15/2026	100,000	98,191
4.875%, 04/15/2028	100,000	99,490
		1,134,093
Financial Companies (0.00%)
Ares Strategic Income Fund 6.350%, 08/15/2029	100,000	99,178
		99,178
Food (0.13%)
General Mills Inc. 5.241%, 11/18/2025	200,000	199,255
4.950%, 03/29/2033	100,000	97,399
Conagra Brands Inc. 5.300%, 10/01/2026	250,000	249,702
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 2.500%, 01/15/2027	250,000	232,612
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
5.125%, 02/01/2028	$ 250,000	$ 247,123
3.000%, 02/02/2029	250,000	223,034
5.500%, 01/15/2030	250,000	246,190
3.625%, 01/15/2032	250,000	215,820
5.750%, 04/01/2033	100,000	99,761
Mondelez International Inc. 2.625%, 03/17/2027	250,000	234,316
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	233,401
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	227,533
3.500%, 03/01/2032	250,000	212,610
6.250%, 07/01/2033	100,000	101,865
Kellanova 5.250%, 03/01/2033	100,000	99,278
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	97,562
Hershey Co., The 4.500%, 05/04/2033	100,000	97,035
		3,114,496
Gas & Water Utilities (0.04%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	249,578
Southern California Gas Co. 2.950%, 04/15/2027	100,000	94,151
5.200%, 06/01/2033	100,000	98,733
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	100,357
5.400%, 03/01/2033	100,000	99,966
NiSource Inc. 5.250%, 03/30/2028	100,000	99,891
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	90,485
American Water Capital Corp. 4.450%, 06/01/2032	100,000	95,163
		928,324
Health Care Facilities & Services (0.33%)
UnitedHealth Group Inc. 5.150%, 10/15/2025	250,000	249,635
3.700%, 05/15/2027	250,000	241,930
5.250%, 02/15/2028	250,000	253,254
4.000%, 05/15/2029	250,000	240,434
5.300%, 02/15/2030	250,000	254,258
4.200%, 05/15/2032	250,000	235,277
5.350%, 02/15/2033	100,000	101,321
4.500%, 04/15/2033	100,000	95,569
Elevance Health Inc. 5.350%, 10/15/2025	50,000	49,940
4.900%, 02/08/2026	500,000	496,035
5.500%, 10/15/2032	250,000	254,113
4.750%, 02/15/2033	250,000	241,418
McKesson Corp. 5.250%, 02/15/2026	250,000	249,650

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
4.900%, 07/15/2028	$ 150,000	$ 149,654
5.100%, 07/15/2033	100,000	99,779
CVS Health Corp. 5.000%, 02/20/2026	250,000	248,082
5.000%, 01/30/2029	150,000	148,461
5.125%, 02/21/2030	250,000	247,281
5.250%, 01/30/2031	250,000	247,163
5.250%, 02/21/2033	100,000	97,647
5.300%, 06/01/2033	100,000	97,726
Cigna Group, The 5.685%, 03/15/2026	150,000	149,998
5.000%, 05/15/2029	300,000	298,768
5.125%, 05/15/2031	100,000	99,285
5.250%, 02/15/2034	100,000	98,619
Universal Health Services Inc. 1.650%, 09/01/2026	250,000	229,929
2.650%, 10/15/2030	250,000	213,437
HCA Inc. 3.125%, 03/15/2027	150,000	141,717
5.200%, 06/01/2028	150,000	149,406
3.375%, 03/15/2029	150,000	137,881
5.450%, 04/01/2031	100,000	99,928
3.625%, 03/15/2032	100,000	88,086
5.500%, 06/01/2033	100,000	99,182
CommonSpirit Health 6.073%, 11/01/2027	150,000	153,537
Humana Inc. 5.750%, 03/01/2028	250,000	254,305
3.700%, 03/23/2029	250,000	234,438
5.375%, 04/15/2031	100,000	99,469
IQVIA Inc. 5.700%, 05/15/2028	200,000	201,936
6.250%, 02/01/2029	100,000	102,779
Centene Corp. 2.450%, 07/15/2028	250,000	221,957
2.500%, 03/01/2031	400,000	328,272
Adventist Health System 5.430%, 03/01/2032	150,000	148,260
Sutter Health 5.164%, 08/15/2033	100,000	100,266
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	107,042
		8,057,124
Home & Office Products (0.00%)
Whirlpool Corp. 4.700%, 05/14/2032	100,000	95,043
		95,043
Home Construction (0.03%)
D.R. Horton Inc. 2.600%, 10/15/2025	100,000	96,352
1.300%, 10/15/2026	100,000	91,535
1.400%, 10/15/2027	100,000	88,940
	Principal amount	Value
Corporate Bonds (Cont.)
Home Construction (Cont.)
MDC Holdings Inc. 2.500%, 01/15/2031	$ 100,000	$ 88,557
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	136,253
5.875%, 06/01/2033	100,000	101,331
		602,968
Household Products (0.09%)
Procter & Gamble Co., The 4.100%, 01/26/2026	100,000	98,751
1.900%, 02/01/2027	100,000	93,078
3.950%, 01/26/2028	100,000	97,900
2.300%, 02/01/2032	100,000	85,929
4.050%, 01/26/2033	100,000	95,942
Colgate-Palmolive Co. 4.800%, 03/02/2026	100,000	99,765
3.100%, 08/15/2027	100,000	95,204
4.600%, 03/01/2028	100,000	99,832
Kenvue Inc. 5.350%, 03/22/2026	100,000	100,251
5.050%, 03/22/2028	100,000	100,546
5.000%, 03/22/2030	100,000	100,327
4.900%, 03/22/2033	100,000	98,900
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	238,558
3.625%, 03/24/2032	250,000	223,956
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	244,455
Clorox Co., The 4.600%, 05/01/2032	100,000	96,880
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	103,618
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	96,528
		2,170,420
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	136,348
		136,348
Institutional Financial Services (0.53%)
State Street Corp. 3.550%, 08/18/2025	250,000	245,188
2.650%, 05/19/2026	250,000	238,775
5.272%, 08/03/2026	150,000	150,286
2.203%, 02/07/2028	150,000	139,564
5.159%, 05/18/2034	150,000	148,239
Nomura Holdings Inc. 5.709%, 01/09/2026	250,000	250,163
5.842%, 01/18/2028	500,000	506,648
6.181%, 01/18/2033	250,000	259,761
Bank of New York Mellon Corp., The 2.800%, 05/04/2026	250,000	239,942
2.450%, 08/17/2026	250,000	236,887

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
4.947%, 04/26/2027	$ 100,000	$ 99,385
3.400%, 01/29/2028	250,000	237,527
3.992%, 06/13/2028	150,000	145,064
5.834%, 10/25/2033	150,000	155,295
4.706%, 02/01/2034	150,000	143,494
6.474%, 10/25/2034	250,000	269,624
Morgan Stanley(Variable, U.S. SOFR + 1.67%)(c) 4.679%, 07/17/2026	250,000	247,550
6.138%, 10/16/2026	100,000	100,657
5.050%, 01/28/2027	250,000	248,586
1.512%, 07/20/2027	250,000	231,126
2.475%, 01/21/2028	250,000	233,108
5.652%, 04/13/2028	100,000	100,990
4.210%, 04/20/2028	250,000	242,928
5.123%, 02/01/2029	250,000	249,012
5.164%, 04/20/2029	250,000	249,189
5.449%, 07/20/2029	250,000	251,542
6.407%, 11/01/2029	150,000	156,504
5.173%, 01/16/2030	150,000	149,628
4.431%, 01/23/2030	250,000	241,847
2.699%, 01/22/2031	250,000	219,145
2.239%, 07/21/2032	250,000	204,227
2.943%, 01/21/2033	250,000	212,480
4.889%, 07/20/2033	500,000	482,005
6.342%, 10/18/2033	500,000	530,745
5.250%, 04/21/2034	150,000	147,653
5.424%, 07/21/2034	150,000	149,244
6.627%, 11/01/2034	100,000	108,000
2.484%, 09/16/2036	250,000	197,780
5.297%, 04/20/2037	250,000	239,379
5.948%, 01/19/2038	250,000	248,544
5.942%, 02/07/2039	250,000	247,249
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 1.08%)(c) 5.798%, 08/10/2026	150,000	150,059
4.387%, 06/15/2027	250,000	245,118
1.542%, 09/10/2027	100,000	91,845
1.948%, 10/21/2027	200,000	184,686
2.640%, 02/24/2028	250,000	233,173
3.615%, 03/15/2028	250,000	239,044
4.482%, 08/23/2028	250,000	244,329
4.223%, 05/01/2029	150,000	144,394
6.484%, 10/24/2029	150,000	156,607
2.615%, 04/22/2032	250,000	210,190
2.383%, 07/21/2032	250,000	205,308
3.102%, 02/24/2033	500,000	427,031
6.561%, 10/24/2034	100,000	107,509
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	241,823
4.350%, 06/15/2029	250,000	241,797
4.600%, 03/15/2033	250,000	238,758
CME Group Inc. 2.650%, 03/15/2032	100,000	85,612
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
Nasdaq Inc. 5.550%, 02/15/2034	$ 100,000	$ 100,136
Jefferies Financial Group Inc. 6.200%, 04/14/2034	100,000	101,282
		12,803,661
Insurance (0.15%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	50,000	46,869
Progressive Corp., The 2.500%, 03/15/2027	50,000	46,802
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	140,714
5.350%, 02/28/2033	250,000	248,317
Willis North America Inc. 4.650%, 06/15/2027	250,000	245,626
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	258,222
6.500%, 06/04/2029	100,000	99,670
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	234,310
3.900%, 04/05/2032	250,000	223,774
6.875%, 12/15/2052	250,000	252,263
MetLife Inc. 4.550%, 03/23/2030	250,000	245,540
Aflac Inc. 3.600%, 04/01/2030	250,000	232,293
Marsh & Mclennan Cos. Inc. 2.250%, 11/15/2030	250,000	212,957
Lincoln National Corp. 3.400%, 01/15/2031	150,000	132,037
American International Group Inc. 5.125%, 03/27/2033	250,000	246,233
Allstate Corp., The 5.250%, 03/30/2033	250,000	248,940
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%)(c) 5.125%, 03/01/2052	250,000	232,403
6.000%, 09/01/2052	250,000	247,039
		3,594,009
Internet Media & Services (0.07%)
Alphabet Inc. 1.998%, 08/15/2026	150,000	141,279
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	480,031
4.600%, 05/15/2028	500,000	497,912
4.800%, 05/15/2030	100,000	100,143
3.850%, 08/15/2032	200,000	185,931
4.950%, 05/15/2033	250,000	251,252
		1,656,548

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
IT Services (0.08%)
International Business Machines Corp. 4.000%, 07/27/2025	$ 250,000	$ 246,426
4.500%, 02/06/2026	250,000	247,527
2.200%, 02/09/2027	150,000	139,572
4.150%, 07/27/2027	150,000	146,306
4.500%, 02/06/2028	100,000	98,611
1.950%, 05/15/2030	200,000	169,206
4.750%, 02/06/2033	250,000	243,522
CGI Inc. 1.450%, 09/14/2026	150,000	137,360
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	138,332
2.700%, 10/15/2028	250,000	222,271
3.150%, 10/15/2031	150,000	125,609
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	103,142
		2,017,884
Leisure Facilities & Services (0.08%)
Sands China Ltd. 4.050%, 01/08/2026	200,000	193,543
Starbucks Corp. 4.750%, 02/15/2026	250,000	248,210
2.250%, 03/12/2030	100,000	86,168
4.800%, 02/15/2033	100,000	97,504
Hyatt Hotels Corp. 5.750%, 01/30/2027	250,000	252,468
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	100,531
6.000%, 08/15/2029	100,000	100,516
McDonald's Corp. 4.800%, 08/14/2028	250,000	248,475
3.600%, 07/01/2030	150,000	138,901
4.950%, 08/14/2033	100,000	98,484
Marriott International Inc. 4.900%, 04/15/2029	250,000	247,333
		1,812,133
Machinery (0.14%)
Caterpillar Financial Services Corp. 5.150%, 08/11/2025	150,000	149,734
4.800%, 01/06/2026	100,000	99,510
4.350%, 05/15/2026	100,000	98,653
4.500%, 01/08/2027	100,000	98,988
3.600%, 08/12/2027	100,000	96,245
John Deere Capital Corp. 4.800%, 01/09/2026	100,000	99,376
5.050%, 03/03/2026	100,000	99,996
4.750%, 06/08/2026	100,000	99,368
5.150%, 09/08/2026	100,000	100,143
4.500%, 01/08/2027	100,000	99,005
4.150%, 09/15/2027	100,000	97,809
4.900%, 03/03/2028	100,000	99,960
4.950%, 07/14/2028	100,000	100,105
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
4.850%, 10/11/2029	$ 150,000	$ 150,000
4.700%, 06/10/2030	150,000	148,524
4.350%, 09/15/2032	100,000	95,587
Regal Rexnord Corp. 6.050%, 02/15/2026	150,000	150,367
6.050%, 04/15/2028	150,000	151,802
6.300%, 02/15/2030	150,000	153,352
6.400%, 04/15/2033	250,000	255,796
Veralto Corp.(b) 5.500%, 09/18/2026	100,000	100,010
5.350%, 09/18/2028	100,000	100,418
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	154,657
CNH Industrial Capital LLC 4.550%, 04/10/2028	100,000	97,784
Eaton Corp. 4.350%, 05/18/2028	150,000	147,075
4.150%, 03/15/2033	100,000	93,645
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	151,398
5.700%, 08/14/2033	100,000	102,231
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	102,084
		3,493,622
Medical Equipment & Devices (0.12%)
GE HealthCare Technologies Inc. 5.600%, 11/15/2025	250,000	250,084
5.650%, 11/15/2027	150,000	151,972
5.857%, 03/15/2030	250,000	256,929
5.905%, 11/22/2032	250,000	257,995
Illumina Inc. 5.800%, 12/12/2025	250,000	250,273
5.750%, 12/13/2027	150,000	151,383
Thermo Fisher Scientific Inc. 4.953%, 08/10/2026	250,000	249,370
4.800%, 11/21/2027	150,000	149,352
4.977%, 08/10/2030	250,000	250,332
5.086%, 08/10/2033	100,000	99,745
Baxter International Inc. 1.915%, 02/01/2027	150,000	137,491
2.539%, 02/01/2032	100,000	82,015
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	142,069
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	147,856
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	146,563
4.500%, 03/30/2033	100,000	96,120
Solventum Corp. 5.450%, 03/13/2031(b)	100,000	98,743
		2,918,292

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Metals & Mining (0.03%)
BHP Billiton Finance U.S.A. Ltd. 4.875%, 02/27/2026	$ 150,000	$ 148,876
4.750%, 02/28/2028	150,000	148,953
5.100%, 09/08/2028	100,000	100,422
4.900%, 02/28/2033	100,000	98,057
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	124,654
Rio Tinto Finance U.S.A. PLC 5.000%, 03/09/2033	100,000	99,555
Vale Overseas Ltd. 6.125%, 06/12/2033	100,000	100,770
		821,287
Natural Gas (0.00%)
NiSource Inc. 5.200%, 07/01/2029	50,000	49,805
Sempra 6.875%, 10/01/2054(c)	50,000	49,693
		99,498
Oil & Gas Supply Chain (0.46%)
Chevron Corp. 3.326%, 11/17/2025	150,000	146,542
2.236%, 05/11/2030	250,000	216,394
Enterprise Products Operating LLC 5.050%, 01/10/2026	250,000	249,307
5.350%, 01/31/2033	100,000	100,839
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	150,000	148,759
6.203%, 03/09/2026	250,000	250,121
4.250%, 05/15/2028	150,000	145,043
Williams Cos. Inc., The 5.400%, 03/02/2026	250,000	249,759
5.300%, 08/15/2028	250,000	250,766
2.600%, 03/15/2031	250,000	211,177
5.650%, 03/15/2033	100,000	100,912
Pioneer Natural Resources Co. 5.100%, 03/29/2026	250,000	249,448
HF Sinclair Corp. 5.875%, 04/01/2026	100,000	100,213
6.375%, 04/15/2027	100,000	100,212
Shell International Finance B.V. 2.875%, 05/10/2026	150,000	144,229
Phillips 66 Co. 3.550%, 10/01/2026	250,000	241,401
4.950%, 12/01/2027	125,000	124,652
3.750%, 03/01/2028	100,000	95,424
3.150%, 12/15/2029	150,000	135,728
5.300%, 06/30/2033	150,000	148,221
ONEOK Inc. 5.550%, 11/01/2026	250,000	251,020
5.650%, 11/01/2028	250,000	253,757
5.800%, 11/01/2030	250,000	255,901
6.100%, 11/15/2032	150,000	155,029
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Kinder Morgan Inc. 1.750%, 11/15/2026	$ 250,000	$ 230,538
5.200%, 06/01/2033	100,000	97,033
5.400%, 02/01/2034	100,000	98,465
Enbridge Inc. 5.900%, 11/15/2026	100,000	101,143
6.000%, 11/15/2028	100,000	103,008
5.700%, 03/08/2033	150,000	151,180
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	101,276
5.550%, 02/15/2028	250,000	252,026
5.750%, 02/15/2033	100,000	101,030
6.550%, 12/01/2033	100,000	105,978
5.550%, 05/15/2034	100,000	98,968
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	241,591
2.610%, 10/15/2030	250,000	219,350
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	240,482
4.375%, 03/15/2029	250,000	239,073
Targa Resources Corp. 5.200%, 07/01/2027	250,000	249,518
6.150%, 03/01/2029	100,000	103,221
6.125%, 03/15/2033	100,000	102,699
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	222,316
3.850%, 01/15/2028	250,000	242,580
3.250%, 10/15/2029	250,000	231,954
EQT Corp. 5.700%, 04/01/2028	250,000	252,434
Ovintiv Inc. 5.650%, 05/15/2028	250,000	252,843
6.250%, 07/15/2033	250,000	257,695
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	103,185
8.875%, 07/15/2030	100,000	115,160
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	242,625
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	134,568
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	231,001
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	99,577
6.250%, 03/15/2033	250,000	261,476
5.400%, 04/18/2034	100,000	99,005
BP Capital Markets America Inc. 2.721%, 01/12/2032	250,000	212,371
4.812%, 02/13/2033	250,000	242,363
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	225,234

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
MPLX L.P. 5.000%, 03/01/2033	$ 100,000	$ 95,539
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	256,276
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	101,394
		11,041,029
Oil, Gas Services & Equipment (0.02%)
Schlumberger Investment SA 4.500%, 05/15/2028	150,000	147,625
2.650%, 06/26/2030	100,000	88,022
4.850%, 05/15/2033	100,000	97,954
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	83,354
		416,955
Real Estate Investment Trusts (0.43%)
Realty Income Corp. 4.625%, 11/01/2025	250,000	247,002
4.875%, 06/01/2026	250,000	247,738
4.700%, 12/15/2028	250,000	245,434
4.850%, 03/15/2030	250,000	245,015
5.625%, 10/13/2032	250,000	253,134
Weyerhaeuser Co. 4.750%, 05/15/2026	150,000	148,274
3.375%, 03/09/2033	100,000	85,655
Prologis L.P. 3.250%, 06/30/2026	250,000	240,976
3.375%, 12/15/2027	250,000	237,071
4.000%, 09/15/2028	250,000	240,594
2.875%, 11/15/2029	250,000	224,901
1.750%, 07/01/2030	250,000	206,757
4.750%, 06/15/2033	250,000	241,047
Extra Space Storage L.P. 3.500%, 07/01/2026	250,000	240,510
5.700%, 04/01/2028	250,000	252,796
3.900%, 04/01/2029	250,000	235,388
4.000%, 06/15/2029	50,000	46,883
5.500%, 07/01/2030	250,000	251,887
2.200%, 10/15/2030	100,000	83,001
2.400%, 10/15/2031	100,000	82,159
Crown Castle Inc. 1.050%, 07/15/2026	100,000	91,531
4.000%, 03/01/2027	100,000	96,587
2.900%, 03/15/2027	100,000	93,855
3.650%, 09/01/2027	100,000	95,030
5.000%, 01/11/2028	100,000	98,774
2.250%, 01/15/2031	100,000	82,241
2.100%, 04/01/2031	100,000	80,983
2.500%, 07/15/2031	100,000	82,627
5.100%, 05/01/2033	250,000	241,148
5.800%, 03/01/2034	100,000	101,013
Camden Property Trust 5.850%, 11/03/2026	50,000	50,713
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Public Storage Operating Co. 1.500%, 11/09/2026	$ 250,000	$ 230,176
5.125%, 01/15/2029	50,000	50,425
Boston Properties L.P. 6.750%, 12/01/2027	250,000	256,455
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	252,215
VICI Properties L.P. 4.750%, 02/15/2028	250,000	244,187
5.125%, 05/15/2032	250,000	238,184
American Tower Corp. 5.500%, 03/15/2028	500,000	502,951
5.250%, 07/15/2028	500,000	498,941
5.650%, 03/15/2033	500,000	503,170
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	247,250
Alexandria Real Estate Equities Inc. 4.900%, 12/15/2030	50,000	48,934
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	212,677
CubeSmart L.P. 2.000%, 02/15/2031	150,000	121,273
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	214,577
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	218,572
Equinix Inc. 3.900%, 04/15/2032	150,000	136,393
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	228,069
Welltower OP LLC 3.850%, 06/15/2032	250,000	225,186
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	245,467
Sun Communities Operating L.P. 5.700%, 01/15/2033	250,000	246,189
Simon Property Group L.P. 5.500%, 03/08/2033	250,000	251,399
		10,343,414
Retail - Consumer Staples (0.11%)
Walmart Inc. 3.900%, 09/09/2025	150,000	147,847
4.000%, 04/15/2026	250,000	246,029
3.950%, 09/09/2027	150,000	146,555
3.900%, 04/15/2028	250,000	243,578
4.000%, 04/15/2030	250,000	242,731
4.150%, 09/09/2032	250,000	241,155
4.100%, 04/15/2033	250,000	238,183
Target Corp. 1.950%, 01/15/2027	250,000	232,651
6.350%, 11/01/2032	100,000	109,286
4.400%, 01/15/2033	250,000	239,945

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Consumer Staples (Cont.)
Dollar General Corp. 5.200%, 07/05/2028	$ 250,000	$ 249,399
Kroger Co., The 1.700%, 01/15/2031	250,000	201,241
		2,538,600
Retail - Discretionary (0.10%)
Lowe's Cos. Inc. 4.400%, 09/08/2025	150,000	148,066
4.800%, 04/01/2026	250,000	247,890
3.350%, 04/01/2027	150,000	143,113
1.300%, 04/15/2028	150,000	130,880
3.750%, 04/01/2032	150,000	136,185
5.150%, 07/01/2033	250,000	248,762
Home Depot Inc., The 4.000%, 09/15/2025	150,000	147,815
2.875%, 04/15/2027	150,000	141,979
4.900%, 04/15/2029	100,000	100,172
4.500%, 09/15/2032	250,000	242,373
AutoZone Inc. 5.050%, 07/15/2026	150,000	149,428
4.500%, 02/01/2028	150,000	146,678
6.250%, 11/01/2028	100,000	104,264
Genuine Parts Co. 6.500%, 11/01/2028	50,000	52,403
AutoNation Inc. 3.850%, 03/01/2032	150,000	133,221
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	144,770
		2,417,999
Semiconductors (0.18%)
Intel Corp. 3.700%, 07/29/2025	150,000	147,419
4.875%, 02/10/2026	250,000	248,507
3.750%, 08/05/2027	150,000	144,645
4.875%, 02/10/2028	100,000	99,629
1.600%, 08/12/2028	250,000	218,827
4.000%, 08/05/2029	150,000	143,195
5.125%, 02/10/2030	150,000	150,628
5.200%, 02/10/2033	250,000	249,609
NXP B.V./NXP Funding LLC 5.350%, 03/01/2026	100,000	99,736
Texas Instruments Inc. 1.125%, 09/15/2026	150,000	137,978
2.900%, 11/03/2027	150,000	140,895
4.900%, 03/14/2033	250,000	249,439
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	185,085
3.875%, 04/22/2027	200,000	193,315
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	141,832
3.400%, 05/01/2030	150,000	135,910
2.500%, 05/11/2031	100,000	83,794
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
QUALCOMM Inc. 3.250%, 05/20/2027	$ 150,000	$ 143,241
5.400%, 05/20/2033	250,000	259,059
Micron Technology Inc. 5.375%, 04/15/2028	250,000	251,060
6.750%, 11/01/2029	150,000	159,543
5.875%, 02/09/2033	250,000	255,389
Broadcom Inc.(b) 4.000%, 04/15/2029	150,000	142,911
2.450%, 02/15/2031	150,000	126,317
4.150%, 04/15/2032	150,000	138,395
		4,246,358
Software (0.12%)
Oracle Corp. 5.800%, 11/10/2025	250,000	251,185
1.650%, 03/25/2026	100,000	93,735
2.650%, 07/15/2026	150,000	142,157
3.250%, 11/15/2027	150,000	141,412
4.500%, 05/06/2028	250,000	245,504
6.150%, 11/09/2029	150,000	156,886
4.650%, 05/06/2030	150,000	146,982
2.875%, 03/25/2031	100,000	86,347
6.250%, 11/09/2032	250,000	264,603
4.900%, 02/06/2033	250,000	242,508
Concentrix Corp. 6.650%, 08/02/2026	150,000	151,555
Microsoft Corp. 2.400%, 08/08/2026	250,000	237,860
3.400%, 09/15/2026	100,000	96,808
3.300%, 02/06/2027	250,000	241,150
VMware LLC 1.400%, 08/15/2026	150,000	138,117
Intuit Inc. 5.250%, 09/15/2026	100,000	100,393
Workday Inc. 3.500%, 04/01/2027	150,000	143,490
3.800%, 04/01/2032	150,000	134,780
		3,015,472
Specialty Finance (0.31%)
American Express Co. 3.950%, 08/01/2025	250,000	245,892
4.900%, 02/13/2026	250,000	248,391
2.550%, 03/04/2027	150,000	140,196
5.389%, 07/28/2027	250,000	250,306
5.850%, 11/05/2027	150,000	153,639
5.282%, 07/27/2029	150,000	150,299
5.043%, 05/01/2034	150,000	146,690
Visa Inc. 3.150%, 12/14/2025	250,000	243,132
1.100%, 02/15/2031	250,000	199,040
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/2026	250,000	235,495

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
2.450%, 10/29/2026	$ 500,000	$ 466,417
6.450%, 04/15/2027	150,000	153,423
3.000%, 10/29/2028	150,000	136,316
3.300%, 01/30/2032	500,000	429,608
Mastercard Inc. 2.950%, 11/21/2026	150,000	143,181
4.875%, 03/09/2028	250,000	251,336
4.850%, 03/09/2033	250,000	248,871
Global Payments Inc. 2.150%, 01/15/2027	150,000	138,924
5.400%, 08/15/2032	150,000	146,971
S&P Global Inc. 2.450%, 03/01/2027	150,000	140,240
4.250%, 05/01/2029	150,000	145,594
2.500%, 12/01/2029	150,000	132,806
1.250%, 08/15/2030	250,000	202,014
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	140,371
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	97,028
4.400%, 06/01/2032	150,000	142,715
Ally Financial Inc. 4.750%, 06/09/2027	100,000	97,528
6.848%, 01/03/2030	150,000	154,130
Synchrony Financial 3.950%, 12/01/2027	150,000	140,079
Air Lease Corp. 5.300%, 02/01/2028	250,000	249,459
3.125%, 12/01/2030	200,000	174,753
Fiserv Inc. 5.450%, 03/02/2028	250,000	252,240
5.600%, 03/02/2033	250,000	252,057
Capital One Financial Corp.(Variable, U.S. SOFR + 2.06%)(c) 4.927%, 05/10/2028	150,000	147,874
5.247%, 07/26/2030	150,000	147,363
6.377%, 06/08/2034	150,000	153,894
Equifax Inc. 5.100%, 06/01/2028	250,000	248,984
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	148,124
GATX Corp. 5.450%, 09/15/2033	100,000	98,694
		7,394,074
Steel (0.02%)
Nucor Corp. 4.300%, 05/23/2027	150,000	146,734
3.125%, 04/01/2032	150,000	129,820
ArcelorMittal SA 6.550%, 11/29/2027	150,000	154,658
6.800%, 11/29/2032	150,000	158,019
		589,231
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (0.18%)
Dell International LLC/EMC Corp. 5.850%, 07/15/2025	$ 250,000	$ 250,606
4.900%, 10/01/2026	150,000	148,532
5.250%, 02/01/2028	100,000	100,662
5.300%, 10/01/2029	150,000	150,846
6.200%, 07/15/2030	150,000	157,469
5.750%, 02/01/2033	250,000	257,028
Apple Inc. 0.700%, 02/08/2026	250,000	233,467
4.421%, 05/08/2026	250,000	248,370
1.200%, 02/08/2028	100,000	88,429
4.000%, 05/10/2028	250,000	244,807
1.400%, 08/05/2028	250,000	220,059
3.250%, 08/08/2029	150,000	140,448
4.150%, 05/10/2030	150,000	147,217
1.650%, 02/08/2031	150,000	124,039
4.300%, 05/10/2033	250,000	246,432
Cisco Systems Inc. 2.950%, 02/28/2026	150,000	144,982
Hewlett Packard Enterprise Co. 6.102%, 04/01/2026	250,000	250,003
TD SYNNEX Corp. 1.750%, 08/09/2026	150,000	138,379
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	140,123
Jabil Inc. 4.250%, 05/15/2027	150,000	145,328
5.450%, 02/01/2029	250,000	249,979
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	214,000
HP Inc. 2.650%, 06/17/2031	150,000	127,127
4.200%, 04/15/2032	150,000	138,942
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	151,675
		4,458,949
Telecommunications (0.23%)
T-Mobile U.S.A. Inc. 1.500%, 02/15/2026	100,000	93,880
2.250%, 02/15/2026	100,000	94,959
2.625%, 04/15/2026	100,000	95,105
4.950%, 03/15/2028	100,000	99,334
4.800%, 07/15/2028	100,000	98,641
2.400%, 03/15/2029	300,000	265,292
3.875%, 04/15/2030	300,000	280,448
2.550%, 02/15/2031	100,000	84,887
3.500%, 04/15/2031	100,000	89,842
2.700%, 03/15/2032	500,000	418,313
5.050%, 07/15/2033	250,000	244,577
Sprint LLC 7.625%, 03/01/2026	100,000	102,758
AT&T Inc. 1.700%, 03/25/2026	150,000	140,807
1.650%, 02/01/2028	1,000,000	888,035

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
4.100%, 02/15/2028	$ 100,000	$ 96,515
4.350%, 03/01/2029	500,000	484,590
2.750%, 06/01/2031	150,000	128,444
2.250%, 02/01/2032	100,000	81,120
Verizon Communications Inc. 4.329%, 09/21/2028	1,012,000	984,016
3.875%, 02/08/2029	500,000	475,223
5.050%, 05/09/2033	250,000	246,467
		5,493,253
Tobacco & Cannabis (0.10%)
Philip Morris International Inc. 5.000%, 11/17/2025	150,000	149,244
4.875%, 02/13/2026	200,000	198,425
4.750%, 02/12/2027	100,000	99,188
5.125%, 11/17/2027	150,000	149,965
4.875%, 02/15/2028	150,000	148,692
5.250%, 09/07/2028	100,000	100,795
5.625%, 11/17/2029	150,000	153,204
5.125%, 02/15/2030	150,000	149,461
5.125%, 02/13/2031	100,000	98,939
5.750%, 11/17/2032	150,000	153,140
5.375%, 02/15/2033	150,000	148,939
BAT International Finance PLC 4.448%, 03/16/2028	150,000	145,218
5.931%, 02/02/2029	150,000	153,507
Altria Group Inc. 6.200%, 11/01/2028	100,000	103,695
BAT Capital Corp. 6.343%, 08/02/2030	150,000	156,379
5.834%, 02/20/2031	100,000	101,410
6.421%, 08/02/2033	150,000	156,829
		2,367,030
Transportation & Logistics (0.10%)
Union Pacific Corp. 3.250%, 08/15/2025	150,000	146,561
4.750%, 02/21/2026	250,000	248,090
3.700%, 03/01/2029	250,000	238,073
2.800%, 02/14/2032	100,000	86,280
4.500%, 01/20/2033	100,000	96,318
United Airlines Pass Through Trust, Series 2020-1, Class B 4.875%, 01/15/2026	75,600	74,484
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	138,384
2.875%, 11/15/2029	150,000	134,283
2.450%, 12/02/2031	100,000	91,006
Ryder System Inc. 2.850%, 03/01/2027	150,000	141,327
4.300%, 06/15/2027	150,000	146,378
5.250%, 06/01/2028	150,000	150,297
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	133,796
4.875%, 03/03/2033	100,000	98,463
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
Norfolk Southern Corp. 5.050%, 08/01/2030	$ 150,000	$ 149,720
3.000%, 03/15/2032	100,000	86,145
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	92,287
CSX Corp. 4.100%, 11/15/2032	100,000	93,397
		2,345,289
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	94,993
		94,993
Total Corporate Bonds (cost $196,944,392)		198,065,259
Foreign Government Bonds (1.39%)
Austria (0.02%)
Oesterreichische Kontrollbank AG 4.625%, 11/03/2025	250,000	248,533
3.625%, 09/09/2027	250,000	242,519
		491,052
Canada (0.19%)
Province of Quebec Canada 0.600%, 07/23/2025	150,000	142,932
2.500%, 04/20/2026	100,000	95,763
2.750%, 04/12/2027	100,000	94,877
3.625%, 04/13/2028	175,000	168,628
4.500%, 04/03/2029	150,000	149,196
1.350%, 05/28/2030	250,000	207,633
4.500%, 09/08/2033	100,000	98,044
Export Development Canada 3.375%, 08/26/2025	250,000	245,161
3.875%, 02/14/2028	150,000	146,539
4.125%, 02/13/2029	200,000	196,934
Province of Ontario Canada 0.625%, 01/21/2026	250,000	233,547
1.050%, 04/14/2026	250,000	233,318
2.500%, 04/27/2026	50,000	47,858
2.300%, 06/15/2026	100,000	95,091
3.100%, 05/19/2027	250,000	239,066
1.050%, 05/21/2027	100,000	90,164
4.200%, 01/18/2029	100,000	98,241
1.125%, 10/07/2030	100,000	80,987
1.600%, 02/25/2031	100,000	82,573
1.800%, 10/14/2031	50,000	41,115
2.125%, 01/21/2032	50,000	41,874
5.050%, 04/24/2034	100,000	102,068
Canada Government International Bond 0.750%, 05/19/2026	250,000	231,794
3.750%, 04/26/2028	175,000	170,049

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
Province of British Columbia Canada 0.900%, 07/20/2026	$ 250,000	$ 230,717
4.800%, 11/15/2028	100,000	100,677
4.200%, 07/06/2033	100,000	95,833
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	95,718
Province of Alberta Canada 3.300%, 03/15/2028	250,000	237,957
1.300%, 07/22/2030	250,000	206,228
4.500%, 01/24/2034	100,000	97,896
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	87,803
4.300%, 07/27/2033	50,000	48,280
		4,534,561
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	234,825
3.240%, 02/06/2028	250,000	234,368
		469,193
Germany (0.21%)
Kreditanstalt fuer Wiederaufbau 0.375%, 07/18/2025	1,000,000	952,463
0.625%, 01/22/2026	250,000	234,028
3.625%, 04/01/2026	200,000	195,855
4.625%, 08/07/2026	500,000	498,690
1.000%, 10/01/2026	250,000	230,541
4.375%, 03/01/2027	200,000	198,557
3.000%, 05/20/2027	250,000	239,027
3.750%, 02/15/2028	200,000	194,918
2.875%, 04/03/2028	500,000	472,137
3.875%, 06/15/2028	100,000	97,725
1.750%, 09/14/2029	250,000	219,076
0.750%, 09/30/2030	175,000	140,703
4.750%, 10/29/2030	200,000	203,433
4.125%, 07/15/2033	200,000	194,600
4.375%, 02/28/2034	200,000	198,325
Landwirtschaftliche Rentenbank 0.875%, 03/30/2026	250,000	233,308
3.875%, 09/28/2027	250,000	244,484
0.875%, 09/03/2030	250,000	202,007
Province of British Columbia Canada 4.900%, 04/24/2029	150,000	151,760
		5,101,637
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	244,687
4.100%, 04/24/2028	250,000	240,625
4.750%, 02/11/2029	250,000	246,562
4.850%, 01/11/2033	250,000	244,210
		976,084
	Principal amount	Value
Foreign Government Bonds (Cont.)
Israel (0.01%)
Israel Government International Bond 2.750%, 07/03/2030	$ 250,000	$ 210,748
		210,748
Italy (0.02%)
Republic of Italy Government International Bond 1.250%, 02/17/2026	250,000	233,897
2.875%, 10/17/2029	250,000	222,538
		456,435
Japan (0.03%)
Japan Bank for International Cooperation 4.250%, 04/27/2026	200,000	197,159
4.625%, 07/19/2028	250,000	249,233
3.250%, 07/20/2028	250,000	236,812
1.875%, 04/15/2031	200,000	167,930
		851,134
Mexico (0.08%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	241,832
5.400%, 02/09/2028	250,000	249,034
4.500%, 04/22/2029	250,000	239,342
2.659%, 05/24/2031	1,000,000	820,463
4.750%, 04/27/2032	200,000	184,576
4.875%, 05/19/2033	200,000	184,255
		1,919,502
Panama (0.01%)
Panama Government International Bond 3.298%, 01/19/2033	250,000	193,763
		193,763
Peru (0.01%)
Peruvian Government International Bond 2.783%, 01/23/2031	200,000	171,711
		171,711
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	250,242
3.750%, 01/14/2029	250,000	235,313
5.609%, 04/13/2033	250,000	256,935
		742,490

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Poland (0.02%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	$ 250,000	$ 258,912
4.875%, 10/04/2033	200,000	195,047
		453,959
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	245,182
5.000%, 01/11/2028	250,000	251,655
5.125%, 01/11/2033	250,000	252,945
		749,782
Supranational (0.66%)
African Development Bank 3.375%, 07/07/2025	250,000	245,519
0.875%, 03/23/2026	250,000	233,408
0.875%, 07/22/2026	250,000	231,041
4.375%, 11/03/2027	250,000	248,047
International Bank for Reconstruction & Development 0.375%, 07/28/2025	300,000	285,284
0.500%, 10/28/2025	250,000	235,643
3.125%, 11/20/2025	50,000	48,749
0.875%, 07/15/2026	250,000	231,335
3.125%, 06/15/2027	250,000	239,850
0.750%, 11/24/2027	250,000	220,148
1.375%, 04/20/2028	200,000	178,081
1.125%, 09/13/2028	200,000	174,443
1.750%, 10/23/2029	250,000	218,159
3.875%, 02/14/2030	250,000	242,742
0.875%, 05/14/2030	250,000	204,039
4.000%, 07/25/2030	250,000	243,985
1.250%, 02/10/2031	250,000	204,047
4.750%, 11/14/2033	100,000	101,994
5.750%, 05/02/2034	100,000	100,885
European Investment Bank 2.750%, 08/15/2025	250,000	243,649
0.375%, 12/15/2025	250,000	234,018
0.375%, 03/26/2026	250,000	231,482
2.125%, 04/13/2026	250,000	238,498
0.750%, 10/26/2026	250,000	228,531
1.375%, 03/15/2027	200,000	183,496
4.375%, 03/19/2027	150,000	148,944
0.625%, 10/21/2027	250,000	219,969
3.875%, 03/15/2028	225,000	219,901
4.500%, 10/16/2028	500,000	500,243
4.000%, 02/15/2029	225,000	220,620
1.750%, 03/15/2029	100,000	88,567
4.750%, 06/15/2029	225,000	227,872
1.625%, 10/09/2029	250,000	217,156
3.625%, 07/15/2030	250,000	239,211
1.250%, 02/14/2031	250,000	204,816
3.750%, 02/14/2033	200,000	189,987
4.125%, 02/13/2034	150,000	145,808
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
International Finance Corp. 3.625%, 09/15/2025	$ 250,000	$ 245,765
0.750%, 10/08/2026	250,000	228,919
0.750%, 08/27/2030	250,000	200,616
Corp. Andina de Fomento 5.250%, 11/21/2025	250,000	248,821
European Bank for Reconstruction & Development 0.500%, 11/25/2025	250,000	234,864
4.125%, 01/25/2029	150,000	147,793
4.250%, 03/13/2034	100,000	97,927
Asian Infrastructure Investment Bank, The 0.500%, 01/27/2026	250,000	233,134
4.250%, 03/13/2034	100,000	97,625
Asian Development Bank 0.500%, 02/04/2026	250,000	233,164
1.000%, 04/14/2026	250,000	233,514
4.125%, 01/12/2027	100,000	98,685
1.500%, 01/20/2027	250,000	231,090
3.125%, 08/20/2027	200,000	191,376
1.250%, 06/09/2028	250,000	220,593
4.500%, 08/25/2028	250,000	249,902
3.125%, 09/26/2028	250,000	236,898
4.375%, 03/06/2029	100,000	99,642
1.875%, 03/15/2029	250,000	222,736
1.750%, 09/19/2029	250,000	218,639
1.875%, 01/24/2030	250,000	218,330
3.125%, 04/27/2032	250,000	227,970
4.125%, 01/12/2034	100,000	97,213
Inter-American Development Bank 0.875%, 04/20/2026	250,000	232,873
4.500%, 05/15/2026	250,000	248,338
1.500%, 01/13/2027	250,000	231,174
2.375%, 07/07/2027	250,000	234,293
0.625%, 09/16/2027	250,000	220,523
4.000%, 01/12/2028	250,000	245,353
1.125%, 07/20/2028	250,000	218,922
4.125%, 02/15/2029	150,000	147,897
2.250%, 06/18/2029	250,000	225,592
3.500%, 09/14/2029	250,000	238,795
1.125%, 01/13/2031	500,000	405,392
3.500%, 04/12/2033	100,000	92,882
4.500%, 09/13/2033	100,000	99,882
Council of Europe Development Bank 0.875%, 09/22/2026	250,000	229,603
3.625%, 01/26/2028	250,000	241,975
Nordic Investment Bank 3.375%, 09/08/2027	250,000	240,670
		15,939,547

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Sweden (0.01%)
Svensk Exportkredit AB 4.000%, 07/15/2025	$ 250,000	$ 246,905
		246,905
Total Foreign Government Bonds (cost $33,421,634)		33,508,503
Agency Securities (d) (0.37%)
Federal Farm Credit Banks 4.500%, 08/14/2026	2,000,000	1,989,718
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	226,621
4.000%, 06/30/2028	1,000,000	972,057
4.625%, 11/17/2026	500,000	499,497
4.125%, 01/15/2027	2,125,000	2,100,112
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	282,293
6.250%, 07/15/2032	250,000	279,779
5.550%, 04/15/2026	1,000,000	998,420
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	282,989
6.625%, 11/15/2030	250,000	279,422
7.250%, 05/15/2030	250,000	286,320
1.875%, 09/24/2026	250,000	235,108
0.750%, 10/08/2027	500,000	442,516
Total Agency Securities (cost $8,870,981)		8,874,852
U.S. Treasury Obligations (17.32%)
U.S. Treasury Bill 5.165%, 10/03/2024(e),(f)	340,000	335,406
U.S. Treasury Notes
3.000%, 07/15/2025	5,000,000	4,894,971
0.250%, 07/31/2025	2,000,000	1,899,297
2.875%, 07/31/2025	1,000,000	976,953
2.000%, 08/15/2025	3,000,000	2,900,742
3.125%, 08/15/2025	2,000,000	1,958,047
5.000%, 08/31/2025	3,000,000	2,997,656
0.250%, 08/31/2025	2,000,000	1,892,266
2.750%, 08/31/2025	1,000,000	974,102
3.500%, 09/15/2025	2,000,000	1,963,984
0.250%, 09/30/2025	3,000,000	2,828,672
0.250%, 10/31/2025	2,000,000	1,879,609
2.250%, 11/15/2025	2,000,000	1,928,516
4.875%, 11/30/2025	3,000,000	2,996,602
0.375%, 11/30/2025	2,000,000	1,876,328
0.375%, 12/31/2025	7,000,000	6,546,367
3.875%, 01/15/2026	2,000,000	1,969,922
4.250%, 01/31/2026	3,000,000	2,971,172
0.375%, 01/31/2026	2,000,000	1,863,984
4.000%, 02/15/2026	3,000,000	2,959,453
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.625%, 02/28/2026	$10,000,000	$ 9,964,062
0.500%, 02/28/2026	10,000,000	9,311,719
0.750%, 03/31/2026	10,000,000	9,325,781
4.500%, 03/31/2026	5,000,000	4,973,828
0.750%, 04/30/2026	10,000,000	9,300,781
0.750%, 05/31/2026	10,000,000	9,273,828
4.875%, 05/31/2026	3,000,000	3,006,094
0.875%, 06/30/2026	10,000,000	9,276,562
0.625%, 07/31/2026	10,000,000	9,199,219
1.125%, 10/31/2026	5,000,000	4,614,258
1.250%, 11/30/2026	2,500,000	2,308,887
1.625%, 11/30/2026	1,000,000	931,875
1.250%, 12/31/2026	2,500,000	2,304,590
1.750%, 12/31/2026	1,000,000	933,281
4.000%, 01/15/2027	2,000,000	1,970,937
1.500%, 01/31/2027	2,000,000	1,850,937
1.125%, 02/28/2027	10,000,000	9,143,750
0.625%, 03/31/2027	10,000,000	8,995,312
4.500%, 04/15/2027	1,000,000	998,516
0.500%, 04/30/2027	10,000,000	8,937,109
2.750%, 04/30/2027	2,000,000	1,905,469
4.500%, 05/15/2027	3,000,000	2,996,016
2.625%, 05/31/2027	5,000,000	4,741,797
4.500%, 06/15/2027	1,000,000	1,002,891
0.375%, 09/30/2027	10,000,000	8,767,187
4.125%, 09/30/2027	2,000,000	1,977,344
2.250%, 11/15/2027	2,000,000	1,860,469
0.625%, 11/30/2027	5,000,000	4,395,703
0.625%, 12/31/2027	5,000,000	4,381,641
3.500%, 01/31/2028	5,000,000	4,842,383
0.750%, 01/31/2028	5,000,000	4,390,234
2.750%, 02/15/2028	5,000,000	4,714,258
1.250%, 03/31/2028	5,000,000	4,452,930
3.500%, 04/30/2028	5,000,000	4,836,328
2.875%, 05/15/2028	5,000,000	4,723,633
1.250%, 06/30/2028	5,000,000	4,423,437
2.875%, 08/15/2028	5,000,000	4,710,937
4.375%, 08/31/2028	7,000,000	6,991,797
1.250%, 09/30/2028	3,000,000	2,636,250
4.625%, 09/30/2028	2,000,000	2,016,953
4.875%, 10/31/2028	2,000,000	2,037,344
3.125%, 11/15/2028	5,000,000	4,747,852
4.375%, 11/30/2028	3,000,000	2,999,531
1.375%, 12/31/2028	4,000,000	3,512,656
4.000%, 01/31/2029	4,000,000	3,938,437
2.625%, 02/15/2029	4,000,000	3,708,125
4.250%, 02/28/2029	5,000,000	4,977,539
4.125%, 03/31/2029	3,400,000	3,365,336
2.875%, 04/30/2029	10,000,000	9,351,953
4.625%, 04/30/2029	3,000,000	3,034,453
2.375%, 05/15/2029	5,000,000	4,566,016
2.750%, 05/31/2029	5,000,000	4,644,922
4.500%, 05/31/2029	4,000,000	4,027,187
2.625%, 07/31/2029	8,000,000	7,371,562
1.625%, 08/15/2029	5,000,000	4,381,445
1.750%, 11/15/2029	6,000,000	5,269,922

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.500%, 02/15/2030	$15,000,000	$ 12,874,219
4.875%, 10/31/2030	3,000,000	3,084,727
0.875%, 11/15/2030	20,000,000	16,177,344
4.000%, 01/31/2031	2,000,000	1,959,766
4.250%, 02/28/2031	2,000,000	1,988,203
4.625%, 04/30/2031	1,000,000	1,016,094
1.625%, 05/15/2031	12,000,000	10,071,563
1.250%, 08/15/2031	8,000,000	6,492,500
1.375%, 11/15/2031	7,000,000	5,694,062
1.875%, 02/15/2032	12,000,000	10,073,437
2.750%, 08/15/2032	2,000,000	1,779,766
4.125%, 11/15/2032	4,000,000	3,932,656
3.500%, 02/15/2033	2,000,000	1,874,531
3.375%, 05/15/2033	2,000,000	1,853,516
3.875%, 08/15/2033	9,000,000	8,658,281
4.500%, 11/15/2033	5,000,000	5,046,094
4.000%, 02/15/2034	5,000,000	4,853,125
4.375%, 05/15/2034	3,500,000	3,501,094
Total U.S. Treasury Obligations (cost $418,953,636)		418,868,290

Long-term Municipal Bonds (0.03%)
California (0.02%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	268,332
University of California Regents Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	237,666
		505,998
Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	250,000	239,418
		239,418
Total Long-term Municipal Bonds (cost $730,524)		745,416

	Shares	Value
Short-term Investments (1.04%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(g)	25,065,967	$ 25,065,967
Total Short-term Investments (cost $25,065,967)		25,065,967
TOTAL INVESTMENTS (99.54%) (cost $1,069,545,535)		2,406,817,495
OTHER ASSETS, NET OF LIABILITIES (0.46%)		11,243,728
NET ASSETS (100.00%)		$2,418,061,223

(a)	Non-income producing security.
(b)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2024, the value of these securities amounted to $1,112,462 or
0.05% of net assets.

(c)	Floating rate security. The rate presented is the rate in effect at June 30, 2024, and the related index and spread are shown parenthetically for each security.
(d)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of June 30, 2024.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company
At June 30, 2024, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	28	9/20/2024	USD	7,730,100	$25,486

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.76%)
U.S. Treasury Notes
3.000%, 07/15/2025	$2,550,000	$ 2,496,435
4.750%, 07/31/2025	1,500,000	1,494,668
2.000%, 08/15/2025	2,699,000	2,609,701
3.125%, 08/15/2025	2,440,000	2,388,817
5.000%, 08/31/2025	2,000,000	1,998,438
0.250%, 09/30/2025	4,500,000	4,243,008
5.000%, 09/30/2025	4,000,000	3,998,281
4.250%, 10/15/2025	4,000,000	3,962,500
5.000%, 10/31/2025	3,350,000	3,350,393
0.250%, 10/31/2025	1,000,000	939,805
2.250%, 11/15/2025	4,500,000	4,339,160
4.500%, 11/15/2025	3,500,000	3,478,809
4.875%, 11/30/2025	4,000,000	3,995,469
4.000%, 12/15/2025	1,500,000	1,480,664
4.250%, 12/31/2025	2,000,000	1,980,859
2.625%, 12/31/2025	1,409,000	1,363,097
0.375%, 12/31/2025	1,000,000	935,195
3.875%, 01/15/2026	1,000,000	984,961
4.250%, 01/31/2026	3,000,000	2,971,172
2.625%, 01/31/2026	2,000,000	1,931,641
1.625%, 02/15/2026	6,000,000	5,699,297
4.000%, 02/15/2026	1,000,000	986,484
4.625%, 02/28/2026	3,000,000	2,989,219
2.500%, 02/28/2026	1,000,000	962,734
0.500%, 02/28/2026	700,000	651,820
4.625%, 03/15/2026	2,000,000	1,993,047
2.250%, 03/31/2026	3,700,000	3,542,750
0.750%, 03/31/2026	2,000,000	1,865,156
4.500%, 03/31/2026	1,000,000	994,766
3.750%, 04/15/2026	2,000,000	1,964,219
4.875%, 04/30/2026	3,000,000	3,004,453
0.750%, 04/30/2026	2,000,000	1,860,156
2.375%, 04/30/2026	1,000,000	958,125
3.625%, 05/15/2026	3,500,000	3,428,633
1.625%, 05/15/2026	3,000,000	2,832,422
4.875%, 05/31/2026	2,000,000	2,004,063
4.125%, 06/15/2026	2,000,000	1,977,031
1.875%, 06/30/2026	3,250,000	3,075,820
4.625%, 06/30/2026	2,700,000	2,695,148
4.500%, 07/15/2026	4,000,000	3,982,812
1.875%, 07/31/2026	3,388,000	3,199,278
4.375%, 08/15/2026	1,000,000	993,438
0.750%, 08/31/2026	2,862,000	2,632,146
1.375%, 08/31/2026	1,150,000	1,072,150
4.625%, 09/15/2026	2,300,000	2,296,945
0.875%, 09/30/2026	2,500,000	2,300,879
1.625%, 09/30/2026	1,314,000	1,229,771
4.625%, 10/15/2026	2,000,000	1,998,203
1.125%, 10/31/2026	3,357,000	3,098,013
1.625%, 10/31/2026	1,275,000	1,190,681
4.625%, 11/15/2026	4,000,000	3,998,125
1.250%, 11/30/2026	5,485,000	5,065,697
4.375%, 12/15/2026	750,000	745,693
1.250%, 12/31/2026	3,580,000	3,300,173
4.000%, 01/15/2027	2,000,000	1,970,938
1.500%, 01/31/2027	4,596,000	4,253,454
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.125%, 02/15/2027	$2,000,000	$ 1,977,031
2.250%, 02/15/2027	1,600,000	1,508,438
1.875%, 02/28/2027	3,222,000	3,005,774
4.250%, 03/15/2027	2,500,000	2,479,980
2.500%, 03/31/2027	3,611,000	3,422,692
4.500%, 04/15/2027	2,600,000	2,596,141
2.750%, 04/30/2027	3,426,000	3,264,068
0.500%, 04/30/2027	1,000,000	893,711
2.375%, 05/15/2027	2,000,000	1,883,594
4.500%, 05/15/2027	1,250,000	1,248,340
2.625%, 05/31/2027	3,792,000	3,596,179
4.500%, 06/15/2027	500,000	501,445
3.250%, 06/30/2027	3,500,000	3,377,090
2.750%, 07/31/2027	3,500,000	3,323,359
3.125%, 08/31/2027	3,750,000	3,597,656
4.125%, 09/30/2027	4,212,000	4,164,286
4.125%, 10/31/2027	4,000,000	3,955,156
3.875%, 11/30/2027	5,000,000	4,904,883
3.875%, 12/31/2027	4,650,000	4,560,814
3.500%, 01/31/2028	4,600,000	4,454,992
4.000%, 02/29/2028	4,250,000	4,185,254
3.625%, 03/31/2028	5,000,000	4,859,375
3.500%, 04/30/2028	5,000,000	4,836,328
2.875%, 05/15/2028	5,000,000	4,723,633
3.625%, 05/31/2028	6,000,000	5,829,141
4.000%, 06/30/2028	4,750,000	4,677,822
4.125%, 07/31/2028	4,500,000	4,452,363
2.875%, 08/15/2028	3,500,000	3,297,656
4.375%, 08/31/2028	6,000,000	5,992,969
4.625%, 09/30/2028	5,000,000	5,042,383
4.875%, 10/31/2028	5,500,000	5,602,695
1.375%, 10/31/2028	3,250,000	2,865,840
4.375%, 11/30/2028	4,000,000	3,999,375
1.500%, 11/30/2028	2,750,000	2,433,535
3.750%, 12/31/2028	4,000,000	3,897,812
4.000%, 01/31/2029	3,500,000	3,446,133
1.750%, 01/31/2029	2,000,000	1,783,281
4.250%, 02/28/2029	6,500,000	6,470,801
4.125%, 03/31/2029	2,500,000	2,474,512
2.375%, 03/31/2029	2,000,000	1,829,609
4.625%, 04/30/2029	3,000,000	3,034,453
2.875%, 04/30/2029	1,000,000	935,195
4.500%, 05/31/2029	6,500,000	6,544,180
4.250%, 06/30/2029	4,000,000	3,983,438
Total U.S. Treasury Obligations (cost $300,529,544)		293,670,224

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

	Shares	Value
Short-term Investments (0.57%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(a)	1,690,891	$ 1,690,891
Total Short-term Investments (cost $1,690,891)		1,690,891
TOTAL INVESTMENTS (99.33%) (cost $302,220,435)		295,361,115
OTHER ASSETS, NET OF LIABILITIES (0.67%)		2,005,496
NET ASSETS (100.00%)		$297,366,611

(a)	Rate shown is the 7-day yield as of June 30, 2024.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (98.20%)
Alabama (2.32%)
Alabama Federal Aid Highway Finance Authority Revenue Bonds (Prerefunded to 09-01- 2024 @ 100)(a)	4.000%	09/01/2024	$ 1,000,000	$ 1,000,441
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	600,000	596,024
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	219,470
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	643,396
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	938,222
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,061
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	964,892
Black Belt Energy Gas District Revenue Bonds, Series C-1(b)	5.250%	06/01/2029	1,000,000	1,055,337
Black Belt Energy Gas District Revenue Bonds, Series B(c)	5.250%	12/01/2030	2,000,000	2,162,301
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	218,913
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	314,213
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,097,771
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	272,865
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,099,194
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,113,846
				12,361,946
Alaska (1.88%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,083,840
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,039,299
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,385,656
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,086,593
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,436,857
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,122,545
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,225,636
Alaska State Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,634,091
				10,014,517
Arizona (1.33%)
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,165,000
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,000,780
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,553
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,401
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A	4.000%	12/01/2033	2,000,000	1,988,025
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	1,004,043
				7,113,802
Arkansas (1.04%)
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2024	365,000	366,799
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2024	785,000	788,869
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	2,999,979
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,390,133
				5,545,780
California (5.71%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B(a)	5.000%	08/01/2025	225,000	225,862
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B(a)	5.000%	08/01/2027	1,080,000	1,084,136
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,001,015
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	733,059

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	$ 1,565,000	$ 1,566,300
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,939,667
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,725,349
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,803,653
California Statewide Communities Development Authority Kaiser Permanente Revenue Bonds, Series 2009C(d)	5.000%	11/01/2029	4,900,000	5,306,344
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	548,505
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	2,000,000	1,966,911
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	406,204
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	718,625
Los Angeles Unified School District, General Obligation Refunding Bonds, Series A	5.000%	07/01/2032	3,100,000	3,552,934
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	507,251
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	204,641
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,040,649
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	276,156
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	920,519
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	362,877
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	537,410
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	910,912
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	408,734
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	682,429
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	510,442
Mountain View-Whisman School District, General Obligation Bonds, Series B	4.000%	09/01/2038	500,000	524,453
				30,465,037
Colorado (2.61%)
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2024	1,000,000	1,002,018
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,898,974
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	472,358
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,535,538
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,851,324
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	3,500,000	3,619,121
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,002,509
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	704,217
Fremont County School District RE-1 Canon City, General Obligation Bonds	5.000%	12/01/2041	790,000	875,462
				13,961,521
Connecticut (1.27%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(e)	2.000%	07/01/2026	5,700,000	5,506,980
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,303,541
				6,810,521
District of Columbia (0.55%)
District of Columbia, General Obligation Bonds, Series A	5.000%	06/01/2034	1,500,000	1,518,574
District of Columbia Revenue Bonds, Series A	5.000%	07/01/2039	1,250,000	1,397,108
				2,915,682
Florida (2.70%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,139,131

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Florida (Cont.)
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	$ 520,000	$ 483,168
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	4,917,381
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	506,690
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	796,629
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	566,625
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	795,474
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	932,311
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	566,873
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,135,512
Saint Johns County School Board Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,572,494
				14,412,288
Georgia (1.22%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	850,348
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C(f)	5.000%	12/01/2031	5,145,000	5,428,028
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	232,890
				6,511,266
Idaho (1.15%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,921,205
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	452,496
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	505,494
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	181,361
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	400,980
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	254,127
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	257,139
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	264,555
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	271,635
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	176,182
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	201,354
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	274,112
				6,160,640
Illinois (5.90%)
Illinois State Finance Authority Revenue Refunding Bonds, Series A	5.000%	04/01/2032	4,750,000	5,362,060
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,386,033
Chicago Wastewater Transmission Second Lien Revenue Bonds(a)	5.000%	01/01/2033	1,000,000	1,000,519
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	731,650
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	937,603
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,626,469
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	912,203
Illinois G.O. Unlimited Bonds, Series B	5.000%	05/01/2037	5,680,000	6,314,007
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,065,678
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	996,944
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,656,811
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,088,190
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,324,289
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,045,475
Lake County Township High School District No. 113 Highland Park, General Obligation Bonds, Series A	4.000%	01/01/2041	2,000,000	2,027,550
				31,475,481

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (2.27%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	$ 1,205,000	$ 1,138,786
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	505,225
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	221,076
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,070,781
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	754,164
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,089,384
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	595,415
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	869,678
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,399,814
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	355,508
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	614,624
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	900,311
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	631,424
				12,146,190
Iowa (1.36%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,576,504
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	1,958,360
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	904,650
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,012,721
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,685,849
Iowa State Finance Authority Sustainable Revenue Bonds, Series A	5.000%	08/01/2039	100,000	109,344
				7,247,428
Kansas (1.95%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2024	2,740,000	2,737,045
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2024	1,490,000	1,488,393
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	977,816
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,229,061
				10,432,315
Kentucky (4.49%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,287
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,689,583
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,000,385
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,780,991
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,036,031
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,429,334
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,842,881
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,324,061
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,492,776
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B(g)	5.000%	08/01/2032	5,070,000	5,353,863
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,818,364
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,079,201
				23,957,757
Louisiana (0.97%)
Louisiana State, General Obligation Bonds, Series A	5.000%	05/01/2032	1,425,000	1,614,393
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,627,167

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Louisiana (Cont.)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	$ 1,000,000	$ 1,030,568
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	897,954
				5,170,082
Maryland (0.94%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,089,151
City of Baltimore, Massachusetts, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,129,207
County of Montgomery, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,000,036
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,779,787
				4,998,181
Massachusetts (1.14%)
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,434,901
Massachusetts State, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,945,394
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,029,672
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,674,914
				6,084,881
Michigan (4.68%)
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2025	1,005,000	1,019,545
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2025	600,000	608,683
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	503,264
Michigan State Finance Authority Senior Lien Revenue Refunding Bonds, Great Lakes Water	5.000%	07/01/2027	1,650,000	1,651,258
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	302,002
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	707,985
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,112,367
West Ottawa Public School District, General Obligation Bonds, Series I	5.000%	11/01/2030	1,475,000	1,636,459
Utica Community Schools, General Obligation Bonds	5.000%	05/01/2031	1,100,000	1,225,742
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	607,994
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	686,452
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,788,857
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,007,945
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,751,100
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	879,465
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,445,679
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,111,250
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,490,693
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,012,132
Michigan State Building Authority Revenue Bonds, Series I	5.000%	10/15/2039	1,000,000	1,109,276
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,339,977
				24,998,125
Minnesota (3.76%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,239,251
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,511,846
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	538,307
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,376,272
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,096,259
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	938,260

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Minnesota (Cont.)
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	$ 2,000,000	$ 1,839,309
Jordan Independent School District No. 717 General Obligation Bonds, Series A	4.000%	02/01/2041	1,500,000	1,509,920
				20,049,424
Mississippi (0.55%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	2,942,222
Missouri (2.14%)
Fort Zumwalt School District, General Obligation Refunding & Improvement Bonds(a)	4.000%	03/01/2027	465,000	465,024
Fort Zumwalt School District, General Obligation Refunding & Improvement Bonds(a)	4.000%	03/01/2028	400,000	400,020
Fort Zumwalt School District, General Obligation Refunding & Improvement Bonds(a)	4.000%	03/01/2029	425,000	425,021
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,003,311
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,504,846
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,101,204
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,328,640
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	913,744
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,304,244
				11,446,054
Montana (2.94%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	858,975
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	982,911
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,026,893
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,045,032
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	528,257
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	524,541
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	779,064
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,031,900
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	919,663
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	858,471
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	773,877
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,048,279
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,304,369
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	593,611
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	415,428
				15,691,271
Nebraska (1.36%)
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2024	700,000	704,694
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2024	565,000	568,788
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	144,322
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	181,151
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2025	250,000	256,113
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2025	260,000	266,357
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	152,193
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	253,368
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	328,904
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,037,476
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	500,089
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,060,217

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nebraska (Cont.)
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	$ 1,000,000	$ 988,486
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	848,240
				7,290,398
Nevada (1.37%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,063,936
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	1,997,306
Clark County School District, General Obligation Bonds, Series A	5.000%	06/15/2039	2,000,000	2,241,527
				7,302,769
New Jersey (1.54%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,312,746
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,005,613
New Jersey State Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds	5.000%	09/15/2031	25,000	27,271
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,015,745
New Jersey State, General Obligation Bonds	5.000%	06/01/2038	1,700,000	1,837,814
				8,199,189
New Mexico (3.36%)
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,046,913
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,225,185
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,056
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,222
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,483,126
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,254
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	898,647
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,478,125
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,297
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,083,826
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2030	575,000	631,746
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,012,502
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,916,015
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,760,856
				17,937,770
New York (2.45%)
New York State Housing Finance Agency Variable Revenue Bonds, Series J(h)	1.100%	05/01/2027	2,000,000	1,805,893
New York State Housing Finance Agency Variable Revenue Bonds(i)	3.800%	05/01/2029	1,000,000	1,001,274
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	824,289
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,027,822
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	3,500,000	4,164,501
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,730,973
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B1	5.000%	11/01/2036	1,500,000	1,501,302
				13,056,054
North Carolina (0.82%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,095
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	708,170
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	268,222

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
North Carolina (Cont.)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	$ 1,000,000	$ 1,091,198
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,087,257
				4,364,942
North Dakota (1.19%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	828,820
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	819,892
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	974,916
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,007,798
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,267,303
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,440,933
				6,339,662
Ohio (2.88%)
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12- 01-2024 @ 100)(a)	4.000%	12/01/2024	1,250,000	1,252,265
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	188,195
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	349,782
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,199
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,081
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	224,460
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	353,913
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	223,957
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	316,783
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,769,762
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	378,332
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	375,598
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	236,073
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	513,206
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	402,509
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	810,678
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,136,859
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,008,879
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	513,144
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	878,736
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,871,854
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	511,693
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	484,349
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,019,879
				15,361,186
Oklahoma (1.95%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	2,924,525
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,837,203
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,585,176
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B	5.000%	07/01/2032	1,150,000	1,303,214
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,745,705
				10,395,823
Oregon (0.52%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	152,311
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,626,470
				2,778,781

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Pennsylvania (1.47%)
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(a)	5.000%	11/15/2024	$ 1,365,000	$ 1,371,776
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	308,464
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,329,105
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	369,947
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,002,460
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	689,644
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,118,807
University Area Joint Authority Sewer Sustainable Revenue Bonds	5.000%	11/01/2039	625,000	661,992
				7,852,195
Rhode Island (0.48%)
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	647,066
Rhode Island State Health & Educational Building Corp. Revenue Bonds	5.000%	05/15/2041	1,735,000	1,910,709
				2,557,775
South Carolina (0.79%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	373,673
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,003
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,006
South Carolina State Jobs EDA Health Facilities Revenue Bonds	5.000%	11/01/2031	2,500,000	2,779,430
				4,208,112
Tennessee (0.94%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,162,236
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	815,178
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,067,282
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,040,124
City of Memphis, Tennessee, Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	926,992
				5,011,812
Texas (5.99%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(j)	5.000%	05/15/2026	1,000,000	1,024,605
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(a)	4.000%	02/15/2027	235,000	238,981
University of North Texas Revenue Refunding Bonds, Series A	5.000%	04/15/2027	1,000,000	1,010,314
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	593,250
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	930,822
Frisco Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2032	1,025,000	1,157,690
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,010,272
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	765,000	774,040
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	212,540
North Texas Tollway Authority Revenue Refunding Bonds, Series B	5.000%	01/01/2034	1,220,000	1,226,012
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	282,911
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	201,898
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,137,358
State of Texas Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,641,256
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,843,052
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,125,683
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	327,613
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,140,475
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	1,002,371
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,082,355
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,008,766
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,102,312

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	$ 1,000,000	$ 1,122,463
Aubrey Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,103,805
City of Pflugerville, Texas, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,587,440
County of Smith, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,108,666
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,132,873
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,151,294
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,731,428
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,969,761
				31,982,306
Utah (1.09%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,249,526
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,527,953
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	839,332
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,228,496
				5,845,307
Vermont (0.35%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	187,997
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	203,815
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	273,308
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	439,436
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	283,265
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	464,982
				1,852,803
Virginia (1.58%)
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2(k)	3.900%	07/01/2025	5,575,000	5,572,317
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,216
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,658,465
				8,435,998
Washington (5.50%)
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	1,295,000	1,283,727
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,000,487
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,095,365
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,059,149
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	344,082
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,000,453
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,071,560
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,100,930
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,072,638
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	4,877,467
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	852,670
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,044,936
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	517,934
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,078,254
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	658,268
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	518,889
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	986,483
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	817,928
				29,381,220

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
West Virginia (0.44%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	$ 250,000	$ 252,617
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	121,128
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.850%	05/01/2035	1,000,000	997,999
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.800%	11/01/2037	1,000,000	996,383
				2,368,127
Wisconsin (7.26%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	1,989,968
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,003,040
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,535,371
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,006,811
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	773,760
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,123,637
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,358,872
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	953,499
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	3,900,000	3,808,805
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	802,027
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	304,330
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,207,492
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,073,022
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,342,159
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,431,558
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,107,239
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	683,792
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,405,793
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,276,321
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,385,150
Platteville School District, General Obligation Refunding Bonds	4.000%	03/01/2038	775,000	781,903
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,021,051
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,002,840
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	975,532
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,077,014
State of Wisconsin, General Obligation Bonds, Series B	5.000%	05/01/2040	1,275,000	1,327,625
				38,758,611
Total Long-term Municipal Bond (cost $536,275,045)				524,193,251

	Shares	Value
Short-term Investments (0.91%)
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(l)	4,849,798	4,849,798
Total Short-term Investments (cost $4,849,798)		4,849,798
TOTAL INVESTMENTS (99.11%) (cost $541,124,843)		529,043,049
OTHER ASSETS, NET OF LIABILITIES (0.89%)		4,730,423
NET ASSETS (100.00%)		$533,773,472

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2024 (Unaudited)

(a)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(b)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(c)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(d)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(e)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(f)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(g)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(h)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(i)	Rate shown is fixed until mandatory tender date of May 1, 2029.
(j)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(k)	Rate shown is fixed until mandatory tender date of July 1, 2025.
(l)	Rate shown is the 7-day yield as of June 30, 2024.